Document and Entity Information	9 Months Ended
Sep. 23, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
AmendmentDescription	Updated Footnote 17 to Consolidated Financial Statements.
Document Period End Date	Sep 23, 2012
Trading Symbol	CHUY
Entity Registrant Name	CHUY'S HOLDINGS, INC.
Entity Central Index Key	0001524931
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 3,561	$ 2,827	$ 3,337
Accounts receivable	498	447	403
Note receivable			115
Lease incentives receivable	3,779	2,100	4,036
Inventories	597	617	413
Prepaid expenses and other current assets	1,524	1,034	954
Total current assets	9,959	7,025	9,258
Property and equipment, net	63,576	48,114	32,113
Other assets and intangible assets, net	2,082	3,192	1,302
Deferred offering costs		1,638
Tradename	21,900	21,900	21,900
Goodwill	24,069	24,069	24,069
Total assets	121,586	105,938	88,642
CURRENT LIABILITIES
Accounts payable	2,104	2,082	1,878
Accrued liabilities	9,585	7,765	5,062
Deferred lease incentives	995	723	350
Current maturities of long-term debt	775	713	1,107
Total current liabilities	13,459	11,283	8,397
Deferred tax liability, less current portion	3,565	2,676	1,459
Accrued deferred rent	1,728	1,045	237
Deferred lease incentives, less current portion	13,784	10,388	7,956
Long-term debt, less current maturities	4,219	54,487	29,625
Total liabilities	36,755	79,879	47,674
Commitments and contingencies
Temporary equity:
Common stock subject to put options, 30,209 shares at December 25, 2011		432
Stockholders' equity:
Common stock, $0.01 par value; 11,818,345 shares authorized and 169,805, 208,505 shares issued and outstanding at December 26, 2010, December 25, 2011, respectively; 60,000,000 shares authorized and 15,918,427 shares issued and outstanding at September 23, 2012	159	2	2
Convertible preferred stock, $0.01 par value; 10,657,252 shares authorized, issued and outstanding at December 26, 2010, December 25, 2011; liquidation preference of $33,339 and $15,799 at December 26, 2010, December 25, 2011, respectively; 15,000,000 shares authorized and no shares issued or outstanding at September 23, 2012		107	107
Paid-in capital	80,230	23,978	36,134
Retained earnings	4,442	1,540	4,725
Total stockholders' equity	84,831	25,627	40,968
Total liabilities and stockholders' equity	$ 121,586	$ 105,938	$ 88,642

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Common stock subject to put options, shares outstanding		30,209
Common stock subject to put options, shares issued		30,209
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock,shares authorized	60,000,000	11,818,345	11,818,345
Common stock,shares issued	15,918,427	208,505	169,805
Common stock,outstanding	15,918,427	208,505	169,805
Convertible preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Convertible preferred stock, authorized	15,000,000	10,657,252	10,657,252
Convertible preferred stock, issued		10,657,252	10,657,252
Convertible preferred stock, outstanding		10,657,252	10,657,252
Convertible preferred stock, liquidation preference		$ 15,799	$ 33,339

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Revenue	$ 125,960	$ 97,321	$ 130,583	$ 94,908	$ 69,394
Costs and expenses:
Cost of sales	33,764	27,122	36,139	25,626	18,196
Labor	40,295	30,565	41,545	30,394	21,186
Operating	17,810	14,249	19,297	14,292	10,482
Occupancy	7,536	5,558	7,622	5,654	4,314
General and administrative	6,419	5,611	7,478	5,293	4,617
Advisory agreement termination fee	2,000
Settlement with former director		245	245
Marketing	954	733	964	655	533
Restaurant pre-opening	2,914	2,568	3,385	1,959	1,673
Depreciation and amortization	4,672	3,141	4,448	2,732	1,549
Total costs and expenses	116,364	89,792	121,123	86,605	62,550
Income from operations	9,596	7,529	9,460	8,303	6,844
Interest expense	5,451	3,134	4,362	3,584	3,114
Income before income taxes	4,145	4,395	5,098	4,719	3,730
Income tax expense	1,243	1,248	1,634	1,428	1,077
Net Income	2,902	3,147	3,464	3,291	2,653
Undistributed earnings allocated to participating interests	2,171	3,110	3,423	5,617	2,620
Net income (loss) available to common stockholders	$ 731	$ 37	$ 41	$ (2,326)	$ 33
Net earnings (loss) per share-basic	$ 0.21	$ 0.2	$ 0.21	$ (17.18)	$ 0.26
Net earnings (loss) per share-diluted	$ 0.19	$ 0.2	$ 0.2	$ (17.18)	$ 0.25
Weighted-average shares outstanding-basic	3,539,732	181,117	191,166	135,392	126,218
Weighted-average shares outstanding-diluted	11,501,870	10,845,694	10,852,651	135,392	10,638,514

Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Convertible Preferred Stock	Paid-In Capital	Retained Earnings
Beginning balance at Dec. 28, 2008	$ 28,690	$ 1	$ 101	$ 29,807	$ (1,219)
Beginning balance (in shares) at Dec. 28, 2008		101,503	10,049,572
Stock-based compensation	235			235
Sale of stock (in shares)		33,411
Sale of stock	200			200
Deferred compensation contributed by stockholder	142			142
Net income	2,653				2,653
Ending balance at Dec. 27, 2009	31,920	1	101	30,384	1,434
Ending balance (in shares) at Dec. 27, 2009		134,914	10,049,572
Stock-based compensation	310			310
Sale of stock (in shares)		34,892	607,680
Sale of stock	5,351	1	6	5,344
Deferred compensation contributed by stockholder	96			96
Net income	3,291				3,291
Ending balance at Dec. 26, 2010	40,968	2	107	36,134	4,725
Ending balance (in shares) at Dec. 26, 2010		169,806	10,657,252
Stock-based compensation	352			352
Non-cash settlement with former director	70			70
Dividends declared and paid	(19,010)	(350)	(18,660)	(12,361)	(6,649)
Sale of stock 2012 IPO (in shares)	10,865,757	208,505	10,657,252
Sale of stock and exercise of stock options (in shares)		38,699
Sale of common stock from initial public offering, net of fees and expenses- (unaudited)	33,636	914	32,722
Sale of stock and exercise of stock options	183			183
Temporary equity related to put option	(432)			(432)
Deferred compensation contributed by stockholder	32			32
Net income	3,464				3,464
Ending balance at Dec. 25, 2011	25,627	2	107	23,978	1,540
Ending balance (in shares) at Dec. 25, 2011		208,505	10,657,252
Stock-based compensation	252			252
Purchase of stock (in shares)	(1,655,662)	(15,627)	(1,640,035)
Purchase of Stock	(22,474)		(17)	(22,457)
Sale of stock 2012 IPO (in shares)		6,708,332
Sale of common stock from initial public offering, net of fees and expenses- (unaudited)	78,092	67		78,025
Expiration of put option reclassed from temporary equity	432			432
Conversion of convertible preferred stock to common stock (in shares)		9,017,217	(9,017,217)
Conversion of convertible preferred stock to common stock		90	(90)
Net income	2,902				2,902
Ending balance at Sep. 23, 2012	$ 84,831	$ 159		$ 80,230	$ 4,442
Ending balance (in shares) at Sep. 23, 2012		15,918,427

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Cash flows from operating activities:
Net income	$ 2,902	$ 3,147	$ 3,464	$ 3,291	$ 2,653
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,672	3,141	4,448	2,732	1,549
Amortization of loan origination costs	241	275	363	188	188
Write-off of loan costs associated with paydown of long-term debt	1,581
Stock-based compensation	252	263	352	310	235
Deferred compensation contributed by shareholder		30	32	96	142
Non-cash settlement with former director		70	70
Loss on disposal of property and equipment	21	17	44	51	13
Amortization of deferred lease incentives	(620)	(456)	(620)	(241)	(44)
Deferred income taxes	889	997	1,198	1,218	882
Changes in operating assets and liabilities:
Accounts receivable	(51)	104	(44)	(188)	135
Inventories	20	(43)	(204)	(107)	(100)
Prepaid expenses and other current assets	(490)	(69)	(80)	(43)	(312)
Lease incentives receivable	(1,679)	2,478	1,936	(2,962)	(1,074)
Lease origination costs	(103)	(114)	(152)	(227)	(178)
Accounts payable	22	(240)	204	217	152
Accrued liabilities	3,266	3,042	2,767	754	850
Deferred lease incentives	4,288	2,325	3,425	6,663	1,928
Deferred compensation					(727)
Net cash provided by operating activities	15,211	14,967	17,203	11,752	6,292
Cash flows from investing activities:
Acquisition of property and equipment	(20,118)	(15,464)	(20,452)	(16,370)	(11,613)
Acquisition of other assets	(319)	(226)	(345)	(272)	(183)
Net proceeds on note receivable		115	115	(4)	(10)
Payment of contingent purchase price					(3,782)
Net cash used in investing activities	(20,437)	(15,575)	(20,682)	(16,646)	(15,588)
Cash flows from financing activities:
Payments on long-term debt	(77,006)	(28,330)	(28,482)	(1,232)	(750)
Borrowings on long-term debt	29,500	52,500	52,500	1,300	9,300
Dividend payments		(19,010)	(19,010)
Purchase of stock	(22,474)
Proceeds from sale of common stock, net of underwriting fees	81,104	83	183	5,351	200
Deferred offering costs	(2,137)	(281)	(875)
Borrowings under revolving line of credit	2,250		3,700	2,500	1,000
Payments under revolving line of credit	(4,950)	(2,250)	(3,250)	(1,750)
Loan origination costs	(327)	(1,797)	(1,797)
Net proceeds provided by financing activities	5,960	915	2,969	6,169	9,750
Net increase (decrease) in cash and cash equivalents	734	307	(510)	1,275	454
Cash and cash equivalents, beginning of period	2,827	3,337	3,337	2,062	1,608
Cash and cash equivalents, end of period	3,561	3,644	2,827	3,337	2,062
Supplemental cash flow disclosures:
Interest paid	4,094	2,108	4,060	3,700	2,825
Income taxes paid	366	305	317	197	147
Deferred offering costs not yet paid		796	763
Deferred offering costs paid in 2011 reclassed to equity	$ 875

Summary of Significant Accounting Policies	9 Months Ended
Sep. 23, 2012
Summary of Significant Accounting Policies

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business

Chuy’s Holdings, Inc., a Delaware corporation (the “Company”), through its wholly owned subsidiary, Chuy’s Opco, Inc., owns and operates restaurants in Texas and eight states in the Southeastern and Midwestern United States. All of the Company’s restaurants operate under the name Chuy’s. The Company had 17, 23, 31 and 38 restaurants, as of December 27, 2009, December 26, 2010, December 25, 2011 and September 23, 2012, respectively.

Chuy’s was founded in Austin, Texas in 1982 by Michael Young and John Zapp, (the “Founders”) and, prior to 2006, operated as Chuy’s Comida Deluxe, Inc. (“Chuy’s”). The Company was incorporated and acquired Chuy’s in November 2006. Goode Chuy’s Holdings, LLC, an affiliate of Goode Partners LLC (the “Sponsor”), is the controlling stockholder.

On July 27, 2012, the Company completed the initial public offering (“IPO”) of its common stock. The Company issued 6,708,332 shares, including 874,999 shares sold to the underwriters pursuant to their overallotment option. The Company received net proceeds from the offering of approximately $78.1 million (after estimated offering expenses of $9.1 million). The net proceeds and additional Company funds were used to repay approximately $79.4 million of the Company’s loans outstanding under the Company’s credit facility. The total outstanding debt under the credit facility after the repayment was approximately $5.0 million.

Immediately prior to the closing of the IPO, the Company amended and restated its certificate of incorporation to reflect the conversion of each outstanding share of the Company’s series A preferred stock, series B preferred stock and series X preferred stock into common stock on a 1:1 basis. As part of the IPO, the Company increased its authorized shares from 11,818,345 shares of common stock, $0.01 par value per share, up to 60,000,000 shares of common stock, $0.01 par value per share, and its preferred stock from 9,017,217 shares of preferred stock, $0.01 par value per share, to 15,000,000 shares of preferred stock, $0.01 par value per share.

All share and per share data have been retroactively restated on the accompanying financial statements to give effect to a reverse stock split. See Note 16 Reverse Stock Split.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Fiscal Year

The Company utilizes a 52- or 53-week fiscal year that ends on the last Sunday of the calendar year. The fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 each had 52 weeks. The fiscal year ended December 30, 2012 will consist of 53 weeks.

Unaudited Interim Financial Statements

The interim financial statements of the Company for September 23, 2012 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 (unaudited), included herein, have been prepared by the Company, without audit, in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, pursuant to the rules and regulations of the SEC. Accordingly, certain information and disclosures normally included in the audited financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of management, all adjustments, consisting of normal, recurring accruals and estimates, which the Company considers necessary for a fair presentation of the financial position and the results of the interim periods presented, have been included. The results for the thirty-nine weeks ended September 23, 2012 are not necessarily indicative of the results to be expected for the full year ending December 30, 2012.

Accounting Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. These estimates are based on historical experience and various assumptions believed to be reasonable under the circumstances at the time.

Significant items subject to such estimates include the impairment test of goodwill and indefinite life intangibles. Actual results could differ from estimates.

Cash and Cash Equivalents

The Company considers all cash and short-term investments with original maturities of three months or less as cash equivalents. Amounts receivable from credit card processors are considered cash equivalents because they are both short in term and highly liquid in nature, and are typically converted to cash within three business days of the sales transactions.

Lease Incentives Receivable

Lease incentives receivable consist of receivables from landlords provided for under the lease agreements to finance leasehold improvements.

Inventories

Inventories consist of food, beverage, and merchandise and are stated at the lower of cost (first-in, first-out method) or market.

Restaurant Pre-opening Costs

Restaurant pre-opening costs consist primarily of manager salaries, relocation costs, supplies, recruiting expenses, travel and lodging, pre-opening activities, employee payroll and related training costs for employees at the new location. The Company expenses such pre-opening costs as incurred. Pre-opening costs also include rent recorded during the period between date of possession and the restaurant opening date.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Equipment consists primarily of restaurant equipment, furniture and fixtures. Depreciation is calculated using the straight-line method over the estimated useful life of the related asset, which range from 3 to 7 years. Expenditures for major additions and improvements are capitalized. Leasehold improvements are capitalized and amortized using the straight-line method over the shorter of the lease term, including option periods that are reasonably assured of renewal, or the estimated useful life of the asset, which range from 5 to 20 years.

Leases

The Company leases land and/or buildings for its corporate office and all of its restaurants under various long-term operating lease agreements. The Company uses a lease life that begins on the date that the Company takes possession under the lease, including the pre-opening period during construction, when in many cases the Company is not making rent payments (“Rent Holiday”).

Certain of the Company’s operating leases contain predetermined fixed escalations of the minimum rent during the original term of the lease. For these leases and those with a Rent Holiday, the Company recognizes the related rent expense on a straight-line basis over the lease term and records the difference between the amounts charged to operations and amounts paid, as accrued deferred rent.

In addition, certain of the Company’s operating leases contain clauses that provide for additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of the target is considered probable.

Leasehold improvements financed by the landlord through lease incentive allowances are capitalized with the lease incentive allowances recorded as deferred lease incentives. Such leasehold improvements are amortized on a straight line basis over the lesser of the life of the asset or the lease term, including option periods which are reasonably assured of renewal. Deferred lease incentives are amortized on a straight-line basis over the lease term, including option periods which are reasonably assured of renewal (the same useful life used to determine the amortization of leasehold improvements) and are recorded as a reduction of occupancy expense.

Other Assets and Intangible Assets

Other assets and intangible assets include liquor licenses, smallwares, lease acquisition costs and loan origination costs, and are stated at cost, less amortization. At the opening of a new restaurant, the initial purchase of smallwares is recorded as other assets. This balance is not amortized. Subsequent purchases of smallwares are expensed as incurred.

Goodwill

Goodwill represents the excess of cost over the fair value of assets of the businesses acquired. Goodwill is not amortized, but is subject to impairment tests at least annually. The Company performs tests to assess potential impairments on the first day of the fourth quarter or during the year if an event or other circumstance indicates that goodwill may be impaired. The impairment evaluation for goodwill is conducted using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. For fiscal year 2011, the Company defined the reporting unit to be each Chuy’s restaurant. No impairments of goodwill were reported during the three years ended December 25, 2011.

The valuation approach used to determine fair value is subject to key judgments and assumptions that are sensitive to change such as; revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. In estimating the fair value using the discounted cash flows or the capitalization of earnings method, the Company considers the period of time the restaurant has been open, the trend of the operations over such period, expectations of future sales growth and terminal value. Assumptions about important factors such as trend of future operations and sales growth are limited to those that are supportable based upon the plans for the restaurant and actual results at comparable restaurants. When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The amendments will be effective for the Company’s annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Indefinite Life Intangibles

Intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized because there is no foreseeable limit to the cash flows generated by the intangible asset, and have no legal, contractual, regulatory, economic or competitive limiting factors.

The annual impairment evaluation for indefinite life intangible assets includes a comparison of the asset’s carrying value to the asset’s fair value. When the carrying value exceeds fair value, an impairment charge is recorded for the amount of the difference. The Company also annually evaluates intangible assets that are not being amortized to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is determined to have a finite useful life, the asset will be amortized prospectively over the estimated remaining useful life and accounted for in the same manner as intangible assets subject to amortization.

Impairment of Long-lived Assets

The Company reviews long-lived assets, such as property and equipment and intangibles, subject to amortization, for impairment when events or circumstances indicate the carrying value of the assets may not be recoverable. In determining the recoverability of the asset value, an analysis is performed at the individual restaurant level and primarily includes an assessment of historical cash flows and other relevant factors and circumstances. Negative restaurant-level cash flow in a comparable location is considered a potential impairment indicator. In such situations, the Company evaluates future cash flow projections in conjunction with qualitative factors and future operating plans. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the restaurant to the estimated undiscounted cash flow expected to be generated by the restaurant. If the carrying amount of the restaurant exceeds the estimated future cash flow, an impairment charge is recognized by the amount by which the carrying amount exceeds the fair value.

The Company’s impairment assessment process requires the use of estimates and assumptions regarding future cash flows and operating outcomes, which are based upon a significant degree of management judgment. The Company assesses the performance of restaurants and monitors the need for future impairment. Changes in economic environment, real estate markets, capital spending and overall operating performance could impact these estimates and result in future impairment charges.

Estimated Fair Value of Financial Instruments

We use a three-tier value hierarchy, which classifies the inputs used in measuring fair values, in determining the fair value of our non-financial assets and non-financial liabilities. These tiers include: Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. There were no changes in the methods or assumptions used in measuring fair value during the period.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable at December 26, 2010, December 25, 2011 and September 23, 2012 approximate their fair value due to the short-term maturities of these financial instruments. The Company’s long-term debt has a variable interest rate and therefore re-prices frequently and entails no significant change in credit risk and as a result the fair value approximates the carrying value of $55,200 and $4,994 (unaudited) at December 25, 2011 and September 23, 2012, respectively. The fair value of the long-term debt at December 26, 2010 was $31,235, which was $503 higher than the carrying value of $30,732 due to an element of the long-term debt having an interest rate component. The fair value of the long-term debt at December 26, 2010 was based on Level 1 inputs. This debt at December 26, 2010 was retired in May 2011 at its carrying value.

Loan Origination Costs

Loan origination costs are capitalized and amortized over the term of the related debt agreement as interest expense, using the effective interest method.

Revenue Recognition

Revenue from restaurant operations (food, beverage and alcohol sales) and merchandise sales are recognized upon payment by the customer at the time of sale. Revenues are reflected net of sales tax and certain discounts and allowances.

The Company records a liability upon the sale of gift cards and recognizes revenue upon redemption by the customer. Breakage is recognized on unredeemed gift cards based upon historical redemption patterns when the Company determines the likelihood of redemption of the gift card by the customer is remote. Any gift card breakage was immaterial for all periods presented.

Marketing

The Company expenses the printing of menus and other promotional materials as incurred. The cost of community service and sponsorship activities are expensed on the expected timing of those events. Advertising costs are minimal and are expensed as incurred. Marketing expense was $533, $655, and $964 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively. Marketing expense was $733 (unaudited) and $954 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

Stock-Based Compensation

The Company maintains an equity incentive plan under which it grants non-qualified stock options to purchase common stock. Options are granted with exercise prices equal to at least the fair value of the Company’s common stock at the date of grant. The fair value of stock options at the date of grant is recognized on a straight-line basis as compensation expense over the period that an employee provides service in exchange for the award, typically the vesting period. These options vest and become exercisable once the time-based vesting period lapses.

Income Tax Matters

Income tax provisions are comprised of federal and state taxes currently due, plus deferred taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are recognized when management considers the realization of those assets in future periods to be more likely than not. Future taxable income, adjustments in temporary differences, available carryforward periods and changes in tax laws could affect these estimates.

Deferred Offering Costs

The Company incurred costs related to its initial public offering. These costs were deferred and recorded as an offset to the proceeds from the offering at the time of closing.

Earnings per Share

Basic earnings per share is computed using the two-class method by dividing net income available to common stockholders less undistributed earnings to participating interest by the weighted-average number of shares of common stock outstanding during the reporting period. The diluted earnings per share calculations include the dilutive effect of convertible preferred stock outstanding and the weighted-average stock options outstanding.

Segment Reporting

The FASB issued Accounting Standards Codification (“Codification”) Topic No. 280, Segment Reporting, which established standards for disclosures about products and services, geographic areas and major customers. The Company currently operates one reporting segment; full-service, casual dining, Mexican food restaurants. Additionally, we operate in one geographic area: the United States of America.

Revenue from customers is derived principally from food and beverage sales and the Company does not rely on any major customers as a source of revenue.

Recent Accounting Pronouncements

In April 2011, the FASB issued new guidance to achieve common fair value measurement and disclosure requirements. This new guidance amends current fair value measurement and disclosure guidance to include increased transparency around valuation inputs and investment categorization. The new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-08, Intangibles — Goodwill and Other, Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011 (the Company’s 2012 fiscal year). The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.

In July 2012, FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.

Earnings Per Share	9 Months Ended
Sep. 23, 2012
Earnings Per Share

2. EARNINGS PER SHARE

The number of shares and earnings per share data (“EPS”) for all periods presented are based on the historical weighted-average shares of common stock outstanding. EPS is computed using the two-class method. The two-class method determines EPS for common stock and participating securities according to dividends and dividend equivalents and their respective participation rights in undistributed earnings. The Company’s convertible preferred stockholders are entitled to receive dividends in the event dividends on the Company’s common stock are declared. As a result, the shares of the Company’s convertible preferred stock are deemed to be participating securities.

Basic EPS of common stock is computed by dividing net income, less the undistributed earnings allocated to participating interests, by the weighted-average number of shares of common stock outstanding for the period. Due to the issuance of the series X preferred stock in 2010, the basic EPS is computed by dividing net income, less the original investment of $5,000 in series X preferred stock and annualized 20.0% preferred return and the undistributed earnings allocated to participating interests, by the weighted-average number of shares of common stock outstanding for the period. The original investment in series X preferred stock and the 20.0% preferred return must be paid to series X preferred stockholders prior to any payment of dividends to the common stockholders. For the year ended December 26, 2010, after adjusting net income for the original investment in and the preferred return on the series X preferred stock, there was no income remaining to be allocated to the Company’s common stock or participating interests.

Diluted EPS of common stock is computed on the basis of the weighted-average number of shares of common stock plus the effect of dilutive potential shares of common stock equivalents outstanding during the period using the treasury stock method for dilutive options and the if converted method for dilutive convertible preferred stock. The numerator is net income less the preferred return and undistributed earnings on the series X preferred stock. The series X preferred stock is anti-dilutive. Options to purchase 50,026, 50,026 and 0 shares of common stock, for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively, were outstanding but not included in the computation of diluted net EPS because their inclusion would have an anti-dilutive effect. For all periods presented undistributed earnings allocated to participating interests related to the series A preferred stock and series B preferred stock are not deducted from net income for purposes of calculating diluted earnings per share because the diluted earnings per share gives effect to the conversion of this preferred stock into common stock as of the beginning of the year. For the year ended December 26, 2010, the series A preferred stock and the series B preferred stock are antidilutive as a result of the net loss available to common stockholders.

The computation of basic and diluted earnings per share is as follows:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
BASIC:
Numerator:
Net Income	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	2,620	—	2,302	2,289	1,594

Net income (loss) available to common stockholders	$33	$(2,326)	$41	$37	$731

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732

Basic earnings (loss) per common share	$0.26	$(17.18)	$0.21	$0.20	$0.21

DILUTED
Numerator:
Net income attributed to common stockholders	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	—	—	131	130	91

Net income (loss) available to common and participating stockholders	$2,653	$(2,326)	$2,212	$2,196	$2,234

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732
Dilutive effect of preferred stock conversion	10,049,572	—	10,049,572	10,049,572	7,279,884
Dilutive effect of stock options	462,724	—	611,913	615,005	682,254

Weighted-average of diluted shares	10,638,514	135,392	10,852,651	10,845,694	11,501,870

Diluted earnings (loss) per common share	$0.25	$(17.18)	$0.20	$0.20	$0.19

Convertible Preferred Stock	9 Months Ended
Sep. 23, 2012
Convertible Preferred Stock

3. CONVERTIBLE PREFERRED STOCK

As of December 25, 2011, the Company had issued three series of convertible preferred stock. A schedule of convertible preferred stock is as follows:

SERIES	NUMBER	DATE OF ISSUANCE	ORIGINAL	DIVIDEND PAID
Series A	9,062,741	November 2006	$25,000	$15,868
Series B	986,831	November 2006	2,722	1,728
Series X	607,680	May 2010	5,000	1,064

Total Preferred	10,657,252		32,722	18,660
Common Stock	208,505	various	914	350

Total Capital Stock	10,865,757		$33,636	$19,010

There are no mandatory dividends on the convertible preferred stock.

On May 25, 2011, the Company declared and paid a special dividend (“Special Dividend”) of $1.75 per share on all outstanding shares of common and convertible preferred stock. The dividend of approximately $19,010 was paid by May 31, 2011. This Special Dividend also included a $53 dividend paid on June 15, 2011 in conjunction with a settlement with a former director (see Note 14). The table above gives a breakdown of dividends paid to holders of each series of the Company’s preferred stock and the Company’s common stock.

Each share of preferred stock is convertible at the option of the holder, at any time, without the payment of additional consideration into one share of common stock.

Immediately before any underwritten offering pursuant to an effective registration statement resulting in at least $25,000 in net proceeds to the Company, each share of convertible preferred stock will be converted on a mandatory basis into one share of common stock. However, in the event that the fair market value of the series X convertible preferred stock, as determined by the board of directors of the Company, is less than the required liquidation preference, the Company will redeem those shares by making cash payments to those stockholders to satisfy the liquidation preference.

On April 6, 2012, the Company repurchased 15,627 and 1,640,035 shares of common and preferred stock, respectively, totaling $22,474 including expenses.

According to the Company’s By-Laws and effective upon the closing of the IPO on July 27, 2012, all preferred stock mandatorily converted into common stock on a 1:1 basis.

Property and Equipment	9 Months Ended
Sep. 23, 2012
Property and Equipment

4. PROPERTY AND EQUIPMENT

The major classes of property and equipment at December 26, 2010 and December 25, 2011 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011
Leasehold improvements	$20,703	$34,231
Furniture, fixtures and equipment	13,645	20,554
Construction in progress	3,055	2,929

	37,403	57,714
Less accumulated depreciation	(5,290)	(9,600)

Total property and equipment, net	$32,113	$48,114

Depreciation expense was $1,535, $2,706 and $4,407 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.

Goodwill, Other Assets and Other Intangibles Assets	9 Months Ended
Sep. 23, 2012
Goodwill, Other Assets and Other Intangibles Assets

5. GOODWILL, OTHER ASSETS AND OTHER INTANGIBLE ASSETS

The major classes of goodwill, other assets and other intangibles assets along with related accumulated amortization at December 26, 2010 and December 25, 2011 are summarized as follows:

	AVERAGE LIFE AT DECEMBER 25, 2011 (YEARS)	2010			2011
		GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT	GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT
Other assets and intangibles assets, net:
Liquor License	Indefinite	$35	$—	$35	$35	$—	$35
Loan origination cost	4.3	898	(741)	157	1,796	(206)	1,590
Lease acquisition cost	12.0	576	(43)	533	729	(84)	645
Other assets	—	577	—	577	922	—	922

Total other assets and intangible assets, net:		$2,086	$(784)	$1,302	$3,482	$(290)	$3,192

Tradename		$21,900	$—	$21,900	$21,900	$—	$21,900

Goodwill		$24,069	$—	$24,069	$24,069	$—	$24,069

Amortization expense was $202, $214 and $404 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.

The Company’s estimated amortization expense for the following fiscal years is as follows:

	LOAN ORIGINATION COSTS	LEASE ACQUISITION COSTS	TOTAL
2012	$357	$46	$403
2013	359	46	405
2014	361	46	407
2015	364	46	410
2016	149	46	195
Thereafter	—	415	415

	$1,590	$645	$2,235

Long-Term Debt	9 Months Ended
Sep. 23, 2012
Long-Term Debt

6. LONG-TERM DEBT

Long-term debt at December 26, 2010, December 25, 2011 and September 23, 2012, consists of the following:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Wells Fargo Term A Loan	$2,687	$—	$—
Well Fargo New Unit Term Loan	15,000	—	—
Wells Fargo Working capital revolving line of credit	2,250	—	—
HBK Term B Loan	10,000	—	—
Golub—Term Loan A	—	52,500	4,994
Golub—Revolver	—	2,700	—
Note payable-related party	795	—	—

Total long term debt	30,732	55,200	4,994
Less current maturities	(1,107)	(713)	(775)

Total long term debt, less current maturities	$29,625	$54,487	$4,219

In November 2006, the Company, entered into a credit agreement with each of Wells Fargo Capital Finance, Inc. and HBK Investments, L.P. as administrative agents to, among other things, finance the acquisition of the restaurants owned by the Company’s Founders, pay the related fees and expenses of the acquisition, and provide funds for the operation of the Company. The aforementioned credit facilities were paid off in May 2011 under the Senior Secured Credit Facility as discussed below.

Wells Fargo Credit Facility

Pursuant to the 2006 credit agreement, the Company entered into two term loans, Term A Loan in the amount of $5,000, and a New Unit Term Loan, in the amount of $15,000.

(a) The Term A Loan bore interest at a variable rate based on the prime rate or the London Interbank Offered Rate (“LIBOR”) plus an applicable margin. On December 26, 2010, the Term A Loan consisted of two notes, one bearing interest at the base rate plus prime (8.25%) and one bearing interest of LIBOR plus applicable margin (8.0%).

(b) The New Unit Term Loan bore interest at a variable rate based on the prime rate or LIBOR plus an applicable margin. On December 26, 2010, the New Unit Term Loan bore interest at LIBOR plus an applicable margin (8.75%). In addition, the Company paid an annual commitment fee of 0.5% on the unused portion of the New Unit Term Loan.

(c) Under the same credit facility, the Company entered into a Working Capital Revolving Line of Credit, to provide for borrowings and letters of credit of up to $5,000 through maturity in November 2011. The Working Capital Revolving Line of Credit bore interest at a variable rate based on the prime rate or LIBOR plus an applicable margin. In addition, the Company paid an annual commitment fee of 0.5% on the unused portion of the Working Capital Revolving Line of Credit. On December 26, 2010, the Working Capital Revolving Line of Credit consisted of two loans, one bearing the base rate plus applicable margin (8.25%) and the other line of credit bore LIBOR plus applicable margin (8.0%). The availability of the Working Capital Revolving Line of Credit was reduced by any borrowings and any outstanding letters of credit.

HBK Credit Facility

The Company also entered into a $10,000 Term B Loan facility with HBK Investments, L.P. as administrative agent. This note bore interest at the greater of the base rate plus applicable margin or LIBOR plus applicable margin. On December 26, 2010, the Term B Loan interest rate was LIBOR plus an applicable margin (14.0%).

Note Payable—Related Party

The unsecured note payable to the related party bore interest at 15.0% per annum and required principal and interest payments of approximately $78 per month commencing on September 1, 2009 through maturity in November 2011.

Senior Secured Credit Facility

On May 24, 2011, the Company entered into a $67,500 senior credit facility with a syndicate of financial institutions and other entities with respect to a senior secured credit facility.

The Company used the proceeds for the senior secured credit facility as follows:

(a) approximately $20,800 to repay all outstanding loans and accrued and unpaid interest, servicing fees, commitment fees and letter of credit fees under our credit facility with Wells Fargo Capital Finance, Inc.;

(b) approximately $10,100 to repay the outstanding principal, interest, and expenses under our credit facility with HBK investments L.P.;

(c) approximately $1,600 to pay the expenses of the lenders; and

(d) approximately $20,000 to pay a dividend of $19,000 to our common and preferred stockholders and other special one-time cash bonus payments of $1,000 to certain members of management.

This senior secured credit facility provides for, (a) Revolving Credit Facility, (b) Term A Loan, (c) Delayed Draw Term B Loan and (d) Incremental Term Loan.

(a) The Revolving Credit Facility allows the Company to borrow up to $5,000, including a $500 sub-limit for letters of credit. The unpaid balance of the Revolving Credit Facility must be paid by May 24, 2016. Advances under the Revolving Credit Facility bear interest at a variable rate based on the prime or federal funds (Index Rate) or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR.

(b) The Term A Loan is a $52,500 term loan facility, maturing in May 2016. The Term A Loan bears interest at a variable rate based on the prime, federal funds or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Quarterly principal payments of $131 commence on December 31, 2011, with the entire unpaid balance due at maturity on May 24, 2016. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR.

(c) The Delayed Draw Term B Loan is a $10,000 term loan facility, which may be drawn upon after 30 days notice to the lenders prior to May 24, 2013. The Delayed Draw Term B Loan bears interest at a variable rate based on the Index rate or LIBOR plus an applicable margin at the Company’s election, based on the Company’s total leverage ratio. Interest is due at the end of each month if the Company has selected to pay interest based on the Index Rate or at the end of each LIBOR period if the Company has selected to pay interest based on LIBOR. The entire unpaid balance of the Delayed Draw Term B Loan will be due on May 24, 2016.

(d) Under the Incremental Term Loan, the Company may request up to four incremental term loans of amounts of not more than $5,000 each, but not to exceed $20,000 in the aggregate for all such incremental term loans. These incremental term loans may be requested prior to May 24, 2015 drawn upon after 30 days written notice to the agent and any lender agreeing to fund an incremental loan.

(e) Other Terms—In addition to paying interest on the outstanding principal under the senior secured credit facility, and quarterly principal payments commencing on December 31, 2011, the Company is required to pay a commitment fee to lenders under the revolving credit facility in respect of the unused commitments thereunder at a rate equal to 0.5%. The senior secured credit facility also requires the Company to maintain certain financial and nonfinancial covenants and limitations, including a restriction on the declaration and payment of dividends without the prior written consent of the Administrative Agent.

As a result of entering into the senior secured credit facility, the Company recorded an expense of $78 to write off the unamortized loan origination fees related to the retired credit facility. The Company paid loan origination costs of $1,800 related to the senior secured credit facility, and is amortizing these loan origination costs over the remaining term of the credit agreement.

On March 21, 2012, the Company entered into a credit facility amendment (the “Amendment”). The Amendment provides for an additional draw on its Term A Loan of $25,000 such that the outstanding principal amount of the Term A Loan was increased from $52,369 to $77,369. The incremental loan has the same terms and covenants as the existing senior credit facility and quarterly principal payments were increased from $131 to $194.

The proceeds of the loan were used for a $2,000 termination payment to the Sponsor to terminate its advisory agreement effective March 21, 2012 (see Note 12 Commitments and Contingencies), $575 in estimated fees and expenses related to the incremental loan, and $22,474 to repurchase shares of the Company’s common and preferred stock. The shares were repurchased in a repurchase offer made to all stockholders of record of the Company as of March 8, 2012. Each stockholder was entitled to sell their pro rata share of the 1,655,662 shares being repurchased based on their percentage ownership of the Company’s capital stock. Unless otherwise agreed between the Company and the selling stockholders, each stockholder was also entitled to sell their pro rata share of the aggregate difference between the total number of shares being repurchased and the number of shares initially tendered. The stock repurchase closed on April 6, 2012.

In connection with the IPO, the Company used the proceeds from the offering and additional Company funds to repay approximately $79.4 million of the Company’s loans outstanding under the Company’s credit facility. At September 23, 2012, the Company had approximately $10.5 million of unused commitments under the Company’s credit facility.

As a result of the repayment of outstanding loans with the proceeds from the offering, the Company recorded an expense of $1.6 million to write off the unamortized loan origination fees related to the portion of long term debt that was repaid. The Company will continue to amortize the remaining $100 of loan origination costs over the remaining term of the credit agreement.

Maturities of long-term debt obligations at December 25, 2011 adjusted to give effect to the Amendment and September 23, 2012 are as follows:

MATURITIES OF LONG-TERM DEBT OBLIGATIONS AT	DECEMBER 25, 2011	SEPTEMBER 23, 2012
2012	$713	$713
2013	773	773
2014	773	773
2015	773	773
2016	52,168	1,962

Total long-term debt	$55,200	$4,994

The obligations under the Company’s long-term debt (excluding the note payable-related party) are secured by a first priority lien on substantially all of the Company’s assets.

Accrued Liabilities	9 Months Ended
Sep. 23, 2012
Accrued Liabilities

7. ACCRUED LIABILITIES

The major classes of accrued liabilities at December 26, 2010, December 25, 2011, and September 23, 2012 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Accrued compensation and related benefits	$1,795	$2,500	$3,794
Sales, property, and liquor taxes	1,586	1,787	2,492
Other accruals	858	1,552	2,697
Deferred gift card revenue	660	846	571
Accrued offering expenses	—	763	—
Accrued interest	163	317	31

Total accrued liabilities	$5,062	$7,765	$9,585

Leases	9 Months Ended
Sep. 23, 2012
Leases

8. LEASES

The Company leases land and buildings for its corporate office and all of its restaurants under various long-term operating lease agreements. The initial lease terms range from 10 years to 20 years and currently expire between 2016 and 2032. The leases include renewal options for 5 to 20 additional years. Some of the leases provide for base rent, plus additional rent based on gross sales, as defined in each lease agreement. The Company is also generally obligated to pay certain real estate taxes, insurance and common area maintenance (“CAM”) charges, and various other expenses related to properties.

Rent expense is paid to various landlords including several companies owned and controlled by certain of the Company’s minority stockholders.

At December 25, 2011, the future minimum rental commitments under non-cancellable operating leases, including option periods that are reasonably assured of renewal are as follows:

	RELATED PARTY	UNRELATED PARTIES	TOTAL
Fiscal year ending:
2012	$1,805	$5,610	$7,415
2013	1,832	5,799	7,631
2014	1,901	5,864	7,765
2015	1,956	5,959	7,915
2016	2,012	5,970	7,982
Thereafter	1,442	55,261	56,703

Total minimum lease payments	$10,948	$84,463	$95,411

The above future minimum rental amounts exclude the amortization of deferred lease incentives, renewal options that are not reasonably assured of renewal, and contingent rent based on sales or increases in the Consumer Price Index. The Company generally has escalating rents over the term of the leases and records rent expense on a straight-line basis.

Subsequent to December 25, 2011, the Company has signed 12 leases with lease terms of 15 years and annual lease payments of approximately $2.5 million. Including these leases, the future minimum lease payments for all non-cancelable operating leases with unrelated parties are approximately $6.1 million for 2012, approximately $8.3 million for each of the fiscal years 2013 through 2016 and approximately $88.7 million thereafter.

Rent expense, excluding real estate taxes, CAM charges, insurance, deferred lease incentives and other expenses related to operating leases for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 consists of the following:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Minimum rent—related parties	$1,622	$1,663	$1,749	$1,312	$1,388
Contingent rent—related parties	420	409	472	181	177

Total rent—related parties	2,042	2,072	2,221	1,493	1,565
Minimum rent—unrelated parties	1,483	2,582	4,028	2,830	4,234
Contingent rent—unrelated parties	82	96	197	389	391

Total rent—unrelated parties	1,565	2,678	4,225	3,219	4,625

Total minimum and contingent rent	$3,607	$4,750	$6,446	$4,712	$6,190

Employee Benefit Plan	9 Months Ended
Sep. 23, 2012
Employee Benefit Plan

9. EMPLOYEE BENEFIT PLAN

The Chuy’s Opco, Inc. 401(k) plan, (the “401(k) Plan”), is a defined contribution plan covering all eligible employees. The 401(k) Plan provides for employee salary deferral contributions up to the maximum amount allowable by the Internal Revenue Service (“IRS”), as well as Company discretionary matching contributions. Company contributions relating to the 401(k) Plan were $60, $50 and $80 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively.

Stock Based Compensation	9 Months Ended
Sep. 23, 2012
Stock Based Compensation

10. STOCK-BASED COMPENSATION

The Company has outstanding awards under the 2006 Plan. On April 6, 2012, the Company amended the 2006 Plan to increase the shares available for the issuance of options under the 2006 Plan from 1,004,957 to 1,070,209 shares of the Company’s common stock. Options granted have a maximum term of 10 years. Subject to an optionee’s continued employment, options granted vest 20% on each of the first five anniversaries of the date of grant. In addition, under the 2006 Plan, all options would immediately vest upon a change in control. In connection with the IPO, the Company terminated the 2006 Plan, and no further awards will be granted under the 2006 Plan. The termination of the 2006 Plan did not affect awards outstanding under the 2006 Plan at the time of its termination and the terms of the 2006 Plan continue to govern those outstanding awards.

In connection with the IPO, the Company adopted the 2012 Omnibus Equity Incentive Plan (the “2012 Plan”) which allows the Company’s Board of Directors to grant stock options, restricted stock, and other equity-based awards to directors, officers, and key employees for the Company. The 2012 Plan provides for granting of options to purchase shares of common stock at an exercise price not less than the fair value of the stock on the date of grant. The options granted vest 20% on the each of the first five anniversaries of the date of grant and have a maximum term of 10 years. A total of 1,250,000 shares of common stock are reserved and available for issuance under the 2012 Plan.

Stock-based compensation cost recognized in the accompanying consolidated statements of income was $235, $310 and $352 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively. Stock-based compensation cost recognized in the accompanying consolidated statements of income was $263 (unaudited) and $252 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

A summary of stock-based compensation activity and changes during the fiscal year ended December 25, 2011 and for the thirty-nine weeks ended September 23, 2012 is as follows:

	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEAR)	AGGREGATE INTRINSIC VALUE
Outstanding and expected to vest at December 26, 2010	951,324	$3.95
Granted	54,596	10.84
Exercised	(30,209)	2.76
Forfeited	(5,438)	5.99

Outstanding and expected to vest at December 25, 2011	970,273	$4.36	5.88	$8,161

Exercisable at December 25, 2011	715,142	$3.45	5.39	$6,665

Outstanding and expected to vest at December 25, 2011	970,273	$4.36
Granted	88,297	15.63
Forfeited	(4,621)	8.99

Outstanding and expected to vest at September 23, 2012	1,053,949	$5.28	5.46	$18,387

Exercisable at September 23, 2012	841,121	$3.72	4.79	$15,993

The aggregate intrinsic value in the table above is obtained by subtracting the weighted average exercise price from the estimated fair value of the underlying common stock as of December 25, 2011 and multiplying this result by the related number of options outstanding and exercisable at December 25, 2011 and September 23, 2012. The estimated fair value of the common stock as of December 25, 2011 and September 23, 2012 used in the above calculation was $12.77 and $22.73 per share, respectively.

The weighted-average grant date fair value of options granted was $3.12, $4.17, $5.71 and $6.07 for the years ended December 27, 2009, December 26, 2010, December 25, 2011 and the thirty-nine weeks ended September 23, 2012, respectively, as estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011	2012
Dividend yield	0%	0%	0%	0%
Expected volatility	44%	44%	44%	44%
Risk-free rate of return	2.42%	3.36%	3.36%	0.68%
Expected life	7 years	7 years	7.5 years	5.4 years

The assumptions above represent management’s best estimates, but these estimates involve inherent uncertainties and the application of management’s judgment. The expected term of options granted during 2009, 2010 and 2011 was based on the simplified method of estimating expected term. The expected term of options granted during 2012 was based on a representative peer group with similar employee groups and expected behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury constant maturities rate in effect at the time of grant. The Company utilized a weighted rate for expected volatility based on a representative peer group within the industry.

There was $607 and $877 of total unrecognized compensation costs related to options granted under the Plan as of December 25, 2011 and September 23, 2012, respectively. These costs will be recognized through the year 2015 and 2017, respectively. In the event of a change of control, $607 and $682 of the Company’s unrecognized compensation costs would be immediately recognized as of December 25, 2011 and September 23, 2012, respectively.

One significant factor in determining the fair value of our options, when using the Black-Scholes option pricing model, is the fair value of the common stock underlying those stock options. The Company was a private company with no active public market for its common stock prior to its IPO. During that time, the fair value of the common stock underlying the stock options was determined by our board of directors, which intended to grant all stock options with an exercise price per share not less than the per share fair value of our common stock underlying those options on the date of grant. The Company has determined the estimated per share fair value of its common stock on a quarterly basis using a contemporaneous valuation determined by our board of directors based upon information available to it at the time of the valuation. The fair value of the Company’s common stock was based on an analysis of relevant metrics, including the following:

(a) The rights, privileges and preferences of the Company’s convertible preferred stock;

(b) Our operating and financial performance;

(c) The hiring of key personnel;

(d) The risks inherent in the development and expansion of our restaurants;

(e) The fact that the option grants involve illiquid securities in a private company;

(f) The likelihood of achieving a liquidity event, such as an initial public offering or sale of our company;

(g) An estimated enterprise value determined by applying a consistent multiple to our earnings before interest, taxes, depreciation and amortization; and

(h) Financial metrics of publicly traded companies in our peer group.

In addition, at December 25, 2011, as part of the Company’s valuation analysis, the board of directors obtained a contemporaneous valuation study from an independent third-party valuation firm. In performing its valuation analysis, the valuation firm engaged in discussions with management, analyzed historical and forecasted financial statements and reviewed the Company’s corporate documents. In addition, these valuation studies were based on a number of assumptions, including industry, general economic, market and other conditions that could reasonably be evaluated at the time of the valuation.

After the consummation of the IPO, the fair value of the Company’s common stock is based on the market price as quoted by the Nasdaq Stock Market.

Income Taxes	9 Months Ended
Sep. 23, 2012
Income Taxes

11. INCOME TAXES

The provision for federal income taxes for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 consisted of the following:

	2009	2010	2011
Current income tax expense
Federal	$—	$—	$—
State	195	210	436

Total current income tax expense	195	210	436
Deferred income tax expense
Federal	882	1,006	755
State	—	212	443

Total deferred income tax expense	882	1,218	1,198

Total income tax expense	$1,077	$1,428	$1,634

Temporary differences between the tax and financial reporting basis of assets and liabilities that give rise to the deferred income tax assets (liabilities) and their related tax effects at December 26, 2010 and December 25, 2011 are as follows:

	2010	2011
Deferred tax assets:
Net operating loss carryforwards	$3,635	$5,997
Accrued liabilities	170	417
General business credits	2,098	3,144
Stock-based compensation	313	443
Other	62	91

Total deferred tax assets	6,278	10,092
Deferred tax liability:
Intangibles	(3,937)	(5,037)
Prepaid expenses	(194)	(199)
Property and equipment	(3,539)	(7,295)
Other	(111)	(262)

Total deferred tax liabilities	(7,781)	(12,793)

Net deferred liabilities	$(1,503)	$(2,701)

The Company’s net operating loss carry forward of $17,602 at December 25, 2011 will expire in 2031. As of December 25, 2011, the Company has tax credits of $3,144 expiring in 2031. The following is a table showing the net operating loss by year of expiration:

YEAR CREATED	NET OPERATING LOSS	YEAR EXPIRING
2006	$458	2026
2007	2,441	2027
2008	4,293	2028
2009	2,883	2029
2010	3,144	2030
2011	4,383	2031

	$17,602

Deferred tax assets are reduced by a valuation allowance if, based on the weight of the available evidence, it is more likely than not that some or all of the deferred taxes will not be realized. Both positive and negative evidence are considered in forming management’s judgment as to whether a valuation allowance is appropriate, and more weight is given to evidence that can be objectively verified. The tax benefits relating to any reversal of the valuation allowance on the deferred tax assets would be recognized as a reduction of future income tax expense. The Company believes that it will realize all of the deferred tax assets. Therefore, no valuation allowance has been recorded.

The effective income tax (benefit) expense differs from the federal statutory tax expense for the fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 as follows:

	FISCAL YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Expected income tax expense	$1,255	$1,604	$1,733	$1,494	$1,409
State tax expense, net of federal benefits	98	278	580	130	288
Non-deductible compensation	244	273	354	233	266
FICA tip credit	(576)	(706)	(1,040)	(656)	(783)
Other	56	(21)	7	47	63

Income tax expense	$1,077	$1,428	$1,634	$1,248	$1,243

The Company adopted authoritative guidance in regard to uncertain tax positions during 2009. The standard requires that a position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not (i.e. a likelihood of more than 50%) that the position would be sustained upon examination by tax authorities. A recognized tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Upon adoption, the Company determined that these new standards did not have a material effect on prior consolidated financial statements and therefore no change was made to the opening balance of retained earnings. The standards also require that changes in judgment that result in subsequent recognition, derecognition or change in a measurement of a tax position taken in a prior annual period (including any related interest and penalties) be recognized as a discrete item in the interim period in which the change occurs. As of December 27, 2009, December 26, 2010, December 25, 2011 and September 23, 2012, the Company recognized no liability for uncertain tax positions.

It is the Company’s policy to include any penalties and interest related to income taxes in its income tax provision. However, the Company currently has no penalties or interest related to income taxes. The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 29, 2008 through December 25, 2011.

Commitments and Contingencies	9 Months Ended
Sep. 23, 2012
Commitments and Contingencies

12. COMMITMENTS AND CONTINGENCIES

The Company is involved in various claims and legal actions arising in the normal course of business. In the opinion of management, the ultimate disposition of these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company is contractually committed to lease four restaurants that were not open as of December 25, 2011. The new locations are a combination of ground-up prototype, new unit builds, and retail end cap locations and will require capital expenditures ranging between $2,000 and $2,500 each.

In connection with the Sponsor’s investment in 2006, the Company entered into an advisory agreement with the Sponsor, pursuant to which the Sponsor provides the Company with certain financial advisory services. In exchange for these services, the Company paid the Sponsor an aggregate annual management fee equal to $350 and reimbursed them for out-of-pocket expenses incurred by it in connection with the provision of services pursuant to the agreement. Payments to the Sponsor were $383, $375 and $373 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively. Payments to the Sponsor were $281 (unaudited) and $94 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively. On March 21, 2012, the Company paid a $2,000 termination payment to the Sponsor to terminate its advisory agreement and no further payments are required under the advisory agreement.

Related Party Transactions	9 Months Ended
Sep. 23, 2012
Related Party Transactions

13. RELATED PARTY TRANSACTIONS

The Company has related party transactions with the Sponsor, the Founders and the Chief Executive Officer as described below:

Sponsor

The Company was party to an advisory agreement under which the Sponsor provided certain financial advisory services. See Note 12 Commitments and Contingencies.

In May 2010, the Company sold 607,680 shares of series X convertible preferred stock to the Sponsor and their affiliates. The aggregate proceeds were $5,000 and were used for general corporate purposes.

Founders

The Company leases its corporate office and six restaurant locations from entities owned by the Founders. See Note 8 Leases.

In connection with the acquisition of the Company by the Sponsor in November 2006, the purchase price included a contingent element. This element was an agreement to complete the development of a new restaurant location. Payment for this unit was to be based on the cash flow of the restaurant during its first fourteen months of operation after the first full four months the restaurant was open. The restaurant opened in April 2008 and payment was made in November 2009. This contingent payment was $3,782, with $410 recorded in property and equipment and the remaining $3,372 as goodwill. The contingent payment was additional purchase price for the tangible assets and operations related to the new restaurant acquired by the Company and consisted solely of property and equipment. There were no specifically identified intangibles attributable to this location other than goodwill.

In conjunction with the Sponsor’s investment in November 2006, a retention bonus plan was implemented. See Note 15 Deferred Compensation. At that time, the Company transferred the responsibility for certain future payments to an entity controlled by its Founders. To recognize that obligation, the Company established a note payable for those obligations.

The Company entered into a management agreement in November 2006 with Three Star Management, Ltd. (an entity owned by the Founders) to provide management services, such as administrative, accounting and human resources support, to Three Star Management’s restaurants. In connection with this agreement, the Company received management fees of $53, $40 and $40 for fiscal years 2009, 2010 and 2011, respectively. The Company received management fees of $30 (unaudited) and $30 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

Chief Executive Officer

In conjunction with hiring and relocating the Company’s Chief Executive Officer, Steve Hislop, in 2007, the Company agreed to lend Mr. Hislop the amount of his home mortgage payments on his prior residence as he was unable to sell the home when he relocated. Amounts paid for Mr. Hislop’s mortgage accrued interest at 8% per annum. The note receivable balance was $114 as of December 26, 2010 consisting of $107 in principal and $7 in interest. Mr. Hislop repaid this note receivable along with interest of $10 in June of 2011 and the note was extinguished.

Purchase of Common Stock by Company Executives

In April 2009, the Company sold 33,411 shares of common stock at a price of $5.99 per share for an aggregate purchase price of $200 to Frank Biller, the Company’s Vice President of Operations, Southeast Region.

In December 2010, the Company sold 9,969 shares of common stock at a price per share of $10.04 for an aggregate purchase price of $100 to both Ted Zapp, Vice President of Operations and Sharon Russell, Chief Administrative Officer and 4,984 shares of common stock at a price per share of $10.04 for an aggregate purchase price of $50 to Michael Hatcher, Vice President of Real Estate and Development.

Pursuant to the Chief Financial Officer joining the Company, the Company agreed to sell 8,489 shares of common stock at a price per share of $11.78 for an aggregate purchase price of $100 on August 15, 2011.

The price per share of each of these common stock purchases by Company executives was estimated to be the fair value of the stock at the date of purchase as determined by the quarterly contemporaneous valuation completed by the Company’s board of directors. For additional information on the contemporaneous valuation, see Note 10 Stock-Based Compensation. Since this stock was sold to each of the officers at its fair value, no stock-based compensation expense was recorded.

Settlement with Former Director	9 Months Ended
Sep. 23, 2012
Settlement with Former Director

14. SETTLEMENT WITH FORMER DIRECTOR

In June 2011, the Company entered into a settlement agreement with a former director. The settlement agreement provided the Company pay the former director a settlement of $175 and a special dividend of approximately $53 on shares issued upon exercise of stock options. The settlement was paid on June 16, 2011.

Prior to the settlement being paid, the former director exercised his stock options and purchased 30,209 shares of common stock. As part of the settlement, the Company granted a one-time put option for $14.48 per share for the 30,209 shares purchased. At anytime from June 15, 2012, to August 13, 2012, the former director may by written notice require the Company to repurchase all or a portion of these shares at a price of $14.48 per share. The Company reviewed this arrangement and determined that the stock be considered temporary equity and classified as common stock subject to put options. The Company recorded the common stock subject to put options at fair value on the date of issuance totaling $426 which was reclassified from stockholders equity to temporary equity, including $70 recorded as settlement expense. This fair value was determined by adding $70, the excess of the aggregate put price of the shares over the aggregate fair value of the shares at the issue date, discounted for the period from the issue date through the expected exercise date, to $356, the aggregate fair value of the shares at the date of the settlement, for a total fair value at the issue date of $426. The fair value per share of the stock at the date of the settlement agreement of $11.78 was determined by the most recent quarterly contemporaneous valuation performed by the board of directors. The common stock subject to the put option is reflected as common stock subject to put option on the accompanying balance sheet. The Company will accrete changes in fair value to the redemption value over the period from the date of issuance to the earliest redemption date on a straight line basis. At December 25, 2011 the recorded balance of $432 consisted of the aforementioned $426 and accretion of $6 from the date of the settlement agreement to December 25, 2011. On August 13, 2012 the put option expired and $432 was reclassed from temporary equity.

Deferred Compensation	9 Months Ended
Sep. 23, 2012
Deferred Compensation

15. DEFERRED COMPENSATION

Concurrent with the Sponsor’s investment in November 2006, the Company entered into employment agreements with certain employees. The employment agreements provided for the payment of specified bonuses over a two- to three-year period. Certain of the employment agreements required the employee to remain employed with the Company for two years to continue receiving payments while certain employment agreements had no continued service requirements. The present value of the bonus obligations was recognized as compensation expense on a straight-line basis over the requisite service period.

Certain employees were also entitled to receive future bonus payments directly from an entity owned by the Founders provided they completed the two-year service requirement. Compensation cost under these agreements was determined based on the present value of the obligation at November 2006 and was recognized on a straight-line basis over the requisite service period with a corresponding credit to paid-in capital. Interest expense has been recorded for the accretion of the obligation on the effective interest method with a corresponding credit to paid-in capital. Final incentive payments made by the Company under this plan ended August 2009.

Reverse Stock Split	9 Months Ended
Sep. 23, 2012
Reverse Stock Split

16. REVERSE STOCK SPLIT

In connection with the initial public offering, on July 11, 2012, we amended our certificate of incorporation to effect a 2.7585470602469:1 reverse stock split of our common stock, series A preferred stock, series B preferred stock and series X preferred stock. Concurrent with the reverse stock split, we adjusted the number of shares subject to and the exercise price of our outstanding stock option awards under the Plan such that the holders of the options are in the same economic position both before and after the reverse stock split. Immediately prior to this offering, we will amend and restate our certificate of incorporation to convert each outstanding share of our series A preferred stock, series B preferred stock and series X preferred stock into our common stock on a 1:1 basis.

Under the Codification 718-20-35-6, changes in the terms of stock options in conjunction with an equity restructuring such as a reverse stock split are deemed to be modifications. In order to determine whether the modification results in additional compensation cost, the fair value of the awards immediately after the equity restructuring will be compared to the corresponding fair values immediately prior to the equity restructuring. The aggregate fair value of the stock options prior to the restructuring will approximate the aggregate fair value immediately after the equity restructuring and therefore will require no adjustment to stock-based compensation expense.

As a result of the reverse stock split, all previously reported share amounts, including options in the accompanying financial statements and related notes have been retrospectively restated to reflect the reverse stock split.

Subsequent Events	9 Months Ended
Sep. 23, 2012
Subsequent Events

17. SUBSEQUENT EVENTS

Subsequent to September 23, 2012, the Company opened two new restaurant for a total of 40 restaurants.

On November 30, 2012, the Company entered into a secured $25,000 revolving credit facility (the “Credit Facility”) with Wells Fargo Bank, National Association. On that same date, the Company borrowed $5,000 under the Credit Facility to pay fees and expenses associated with the Credit Facility and to repay the outstanding borrowings under its prior senior secured credit facility (the “Prior Facility”).

The Credit Facility (a) will mature on November 30, 2017, unless the Company exercises its option to voluntarily reduce all of the commitment before the maturity date, (b) accrues commitment fees on the daily unused commitment of the lender at the applicable margin, which varies based on the Company’s leverage ratio and (c) includes a sub-facility for letters of credit up to an aggregate amount of $5 million. All borrowings under the Credit Facility will bear interest at a variable rate based, at the Company’s election, on (i) the base rate, which is the highest of the prime rate, federal funds rate or one month LIBOR plus 1%, or (ii) LIBOR, plus, in either case, an applicable margin based on the Company’s total leverage ratio. Interest is due at the end of each quarter if the Company selects to pay interest based on the base rate and at the end of each LIBOR period if it selects to pay interest based on LIBOR.

The Credit Facility contains certain affirmative and negative covenants and events of default that the Company considers customary for an agreement of this type, including covenants setting a maximum leverage ratio and a minimum fixed charge coverage ratio.

As a result of entering into the revolving credit facility, the Company will record an expense of $91 to write off the unamortized loan origination fees related to the retired senior secured credit facility. The Company paid loan origination costs of approximately $200 related to the revolving credit facility, and will amortize these loan origination costs over the term of the credit agreement.

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition and disclosure through the date of issuance.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 23, 2012
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

Fiscal Year

Fiscal Year

The Company utilizes a 52- or 53-week fiscal year that ends on the last Sunday of the calendar year. The fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 each had 52 weeks. The fiscal year ended December 30, 2012 will consist of 53 weeks.

Unaudited Interim Financial Statements

Unaudited Interim Financial Statements

The interim financial statements of the Company for September 23, 2012 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 (unaudited), included herein, have been prepared by the Company, without audit, in accordance with generally accepted accounting principles (“GAAP”) for interim financial information, pursuant to the rules and regulations of the SEC. Accordingly, certain information and disclosures normally included in the audited financial statements prepared in accordance with GAAP have been condensed or omitted. In the opinion of management, all adjustments, consisting of normal, recurring accruals and estimates, which the Company considers necessary for a fair presentation of the financial position and the results of the interim periods presented, have been included. The results for the thirty-nine weeks ended September 23, 2012 are not necessarily indicative of the results to be expected for the full year ending December 30, 2012.

Accounting Estimates

Accounting Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. These estimates are based on historical experience and various assumptions believed to be reasonable under the circumstances at the time.

Significant items subject to such estimates include the impairment test of goodwill and indefinite life intangibles. Actual results could differ from estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all cash and short-term investments with original maturities of three months or less as cash equivalents. Amounts receivable from credit card processors are considered cash equivalents because they are both short in term and highly liquid in nature, and are typically converted to cash within three business days of the sales transactions.

Lease Incentives Receivable	Lease Incentives Receivable Lease incentives receivable consist of receivables from landlords provided for under the lease agreements to finance leasehold improvements.
Inventories	Inventories Inventories consist of food, beverage, and merchandise and are stated at the lower of cost (first-in, first-out method) or market.
Restaurant Pre-opening Costs

Restaurant Pre-opening Costs

Restaurant pre-opening costs consist primarily of manager salaries, relocation costs, supplies, recruiting expenses, travel and lodging, pre-opening activities, employee payroll and related training costs for employees at the new location. The Company expenses such pre-opening costs as incurred. Pre-opening costs also include rent recorded during the period between date of possession and the restaurant opening date.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Equipment consists primarily of restaurant equipment, furniture and fixtures. Depreciation is calculated using the straight-line method over the estimated useful life of the related asset, which range from 3 to 7 years. Expenditures for major additions and improvements are capitalized. Leasehold improvements are capitalized and amortized using the straight-line method over the shorter of the lease term, including option periods that are reasonably assured of renewal, or the estimated useful life of the asset, which range from 5 to 20 years.

Leases

Leases

The Company leases land and/or buildings for its corporate office and all of its restaurants under various long-term operating lease agreements. The Company uses a lease life that begins on the date that the Company takes possession under the lease, including the pre-opening period during construction, when in many cases the Company is not making rent payments (“Rent Holiday”).

Certain of the Company’s operating leases contain predetermined fixed escalations of the minimum rent during the original term of the lease. For these leases and those with a Rent Holiday, the Company recognizes the related rent expense on a straight-line basis over the lease term and records the difference between the amounts charged to operations and amounts paid, as accrued deferred rent.

In addition, certain of the Company’s operating leases contain clauses that provide for additional contingent rent based on a percentage of sales greater than certain specified target amounts. The Company recognizes contingent rent expense prior to the achievement of the specified target that triggers the contingent rent, provided achievement of the target is considered probable.

Leasehold improvements financed by the landlord through lease incentive allowances are capitalized with the lease incentive allowances recorded as deferred lease incentives. Such leasehold improvements are amortized on a straight line basis over the lesser of the life of the asset or the lease term, including option periods which are reasonably assured of renewal. Deferred lease incentives are amortized on a straight-line basis over the lease term, including option periods which are reasonably assured of renewal (the same useful life used to determine the amortization of leasehold improvements) and are recorded as a reduction of occupancy expense.

Other Assets and Intangible Assets

Other Assets and Intangible Assets

Other assets and intangible assets include liquor licenses, smallwares, lease acquisition costs and loan origination costs, and are stated at cost, less amortization. At the opening of a new restaurant, the initial purchase of smallwares is recorded as other assets. This balance is not amortized. Subsequent purchases of smallwares are expensed as incurred.

Goodwill

Goodwill

Goodwill represents the excess of cost over the fair value of assets of the businesses acquired. Goodwill is not amortized, but is subject to impairment tests at least annually. The Company performs tests to assess potential impairments on the first day of the fourth quarter or during the year if an event or other circumstance indicates that goodwill may be impaired. The impairment evaluation for goodwill is conducted using a two-step process. In the first step, the fair value of each reporting unit is compared to the carrying amount of the reporting unit, including goodwill. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities, other than goodwill, in a manner similar to a purchase price allocation. If the resulting implied fair value of the goodwill that results from the application of this second step is less than the carrying amount of the goodwill, an impairment charge is recorded for the difference. For fiscal year 2011, the Company defined the reporting unit to be each Chuy’s restaurant. No impairments of goodwill were reported during the three years ended December 25, 2011.

The valuation approach used to determine fair value is subject to key judgments and assumptions that are sensitive to change such as; revenue growth rates, operating margins, weighted average cost of capital and comparable company and acquisition market multiples. In estimating the fair value using the discounted cash flows or the capitalization of earnings method, the Company considers the period of time the restaurant has been open, the trend of the operations over such period, expectations of future sales growth and terminal value. Assumptions about important factors such as trend of future operations and sales growth are limited to those that are supportable based upon the plans for the restaurant and actual results at comparable restaurants. When developing these key judgments and assumptions, the Company considers economic, operational and market conditions that could impact the fair value. The judgments and assumptions used are consistent with what management believes hypothetical market participants would use.

In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance to amend and simplify the rules related to testing goodwill for impairment. The revised guidance allows an entity to make an initial qualitative evaluation, based on the entity’s events and circumstances, to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The results of this qualitative assessment determine whether it is necessary to perform the currently required two-step impairment test. The amendments will be effective for the Company’s annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.

Indefinite Life Intangibles

Indefinite Life Intangibles

Intangible assets acquired in a business combination and determined to have an indefinite useful life are not amortized because there is no foreseeable limit to the cash flows generated by the intangible asset, and have no legal, contractual, regulatory, economic or competitive limiting factors.

The annual impairment evaluation for indefinite life intangible assets includes a comparison of the asset’s carrying value to the asset’s fair value. When the carrying value exceeds fair value, an impairment charge is recorded for the amount of the difference. The Company also annually evaluates intangible assets that are not being amortized to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is determined to have a finite useful life, the asset will be amortized prospectively over the estimated remaining useful life and accounted for in the same manner as intangible assets subject to amortization.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company reviews long-lived assets, such as property and equipment and intangibles, subject to amortization, for impairment when events or circumstances indicate the carrying value of the assets may not be recoverable. In determining the recoverability of the asset value, an analysis is performed at the individual restaurant level and primarily includes an assessment of historical cash flows and other relevant factors and circumstances. Negative restaurant-level cash flow in a comparable location is considered a potential impairment indicator. In such situations, the Company evaluates future cash flow projections in conjunction with qualitative factors and future operating plans. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the restaurant to the estimated undiscounted cash flow expected to be generated by the restaurant. If the carrying amount of the restaurant exceeds the estimated future cash flow, an impairment charge is recognized by the amount by which the carrying amount exceeds the fair value.

The Company’s impairment assessment process requires the use of estimates and assumptions regarding future cash flows and operating outcomes, which are based upon a significant degree of management judgment. The Company assesses the performance of restaurants and monitors the need for future impairment. Changes in economic environment, real estate markets, capital spending and overall operating performance could impact these estimates and result in future impairment charges.

Estimated Fair Value of Financial Instruments

Estimated Fair Value of Financial Instruments

We use a three-tier value hierarchy, which classifies the inputs used in measuring fair values, in determining the fair value of our non-financial assets and non-financial liabilities. These tiers include: Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions. There were no changes in the methods or assumptions used in measuring fair value during the period.

The carrying amounts of cash and cash equivalents, accounts receivable and accounts payable at December 26, 2010, December 25, 2011 and September 23, 2012 approximate their fair value due to the short-term maturities of these financial instruments. The Company’s long-term debt has a variable interest rate and therefore re-prices frequently and entails no significant change in credit risk and as a result the fair value approximates the carrying value of $55,200 and $4,994 (unaudited) at December 25, 2011 and September 23, 2012, respectively. The fair value of the long-term debt at December 26, 2010 was $31,235, which was $503 higher than the carrying value of $30,732 due to an element of the long-term debt having an interest rate component. The fair value of the long-term debt at December 26, 2010 was based on Level 1 inputs. This debt at December 26, 2010 was retired in May 2011 at its carrying value.

Loan Origination Costs	Loan Origination Costs Loan origination costs are capitalized and amortized over the term of the related debt agreement as interest expense, using the effective interest method.
Revenue Recognition

Revenue Recognition

Revenue from restaurant operations (food, beverage and alcohol sales) and merchandise sales are recognized upon payment by the customer at the time of sale. Revenues are reflected net of sales tax and certain discounts and allowances.

The Company records a liability upon the sale of gift cards and recognizes revenue upon redemption by the customer. Breakage is recognized on unredeemed gift cards based upon historical redemption patterns when the Company determines the likelihood of redemption of the gift card by the customer is remote. Any gift card breakage was immaterial for all periods presented.

Marketing

Marketing

The Company expenses the printing of menus and other promotional materials as incurred. The cost of community service and sponsorship activities are expensed on the expected timing of those events. Advertising costs are minimal and are expensed as incurred. Marketing expense was $533, $655, and $964 for the years ended December 27, 2009, December 26, 2010 and December 25, 2011, respectively. Marketing expense was $733 (unaudited) and $954 (unaudited) for the thirty-nine weeks ended September 25, 2011 and September 23, 2012, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company maintains an equity incentive plan under which it grants non-qualified stock options to purchase common stock. Options are granted with exercise prices equal to at least the fair value of the Company’s common stock at the date of grant. The fair value of stock options at the date of grant is recognized on a straight-line basis as compensation expense over the period that an employee provides service in exchange for the award, typically the vesting period. These options vest and become exercisable once the time-based vesting period lapses.

Income Tax Matters

Income Tax Matters

Income tax provisions are comprised of federal and state taxes currently due, plus deferred taxes. Deferred tax assets and liabilities are recognized for future tax consequences attributable to the temporary difference between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are recognized when management considers the realization of those assets in future periods to be more likely than not. Future taxable income, adjustments in temporary differences, available carryforward periods and changes in tax laws could affect these estimates.

Deferred Offering Costs	Deferred Offering Costs The Company incurred costs related to its initial public offering. These costs were deferred and recorded as an offset to the proceeds from the offering at the time of closing.
Earnings per Share

Earnings per Share

Basic earnings per share is computed using the two-class method by dividing net income available to common stockholders less undistributed earnings to participating interest by the weighted-average number of shares of common stock outstanding during the reporting period. The diluted earnings per share calculations include the dilutive effect of convertible preferred stock outstanding and the weighted-average stock options outstanding.

Segment Reporting

Segment Reporting

The FASB issued Accounting Standards Codification (“Codification”) Topic No. 280, Segment Reporting, which established standards for disclosures about products and services, geographic areas and major customers. The Company currently operates one reporting segment; full-service, casual dining, Mexican food restaurants. Additionally, we operate in one geographic area: the United States of America.

Revenue from customers is derived principally from food and beverage sales and the Company does not rely on any major customers as a source of revenue.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In April 2011, the FASB issued new guidance to achieve common fair value measurement and disclosure requirements. This new guidance amends current fair value measurement and disclosure guidance to include increased transparency around valuation inputs and investment categorization. The new guidance is effective for fiscal years and interim periods beginning after December 15, 2011. The adoption of this guidance did not have a material impact on the Company’s consolidated financial position, results of operations or cash flows.

In September 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-08, Intangibles — Goodwill and Other, Testing Goodwill for Impairment, which permits an entity to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying value before applying the two-step goodwill impairment model that is currently in place. If it is determined through the qualitative assessment that a reporting unit’s fair value is more likely than not greater than its carrying value, the remaining impairment steps would be unnecessary. The qualitative assessment is optional, allowing companies to go directly to the quantitative assessment. This update is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011 (the Company’s 2012 fiscal year). The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.

In July 2012, FASB issued ASU 2012-02, Intangibles—Goodwill and Other (Topic 350), Testing Indefinite Lived Intangible Assets for Impairment. This ASU simplifies the guidance for impairment testing of indefinite-lived intangible assets other than goodwill and gives companies the option to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. Companies electing to perform a qualitative assessment are no longer required to calculate the fair value of an indefinite-lived intangible asset unless the company determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. This update is effective for annual and interim impairment tests performed in fiscal years beginning after September 15, 2012; however, early adoption is permitted. The Company does not believe adoption of this new guidance will have a significant impact on the Company’s consolidated financial statements.

Earnings Per Share (Tables)	9 Months Ended
Sep. 23, 2012
Computation Of Basic And Diluted Earnings Per Share

The computation of basic and diluted earnings per share is as follows:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
BASIC:
Numerator:
Net Income	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	2,620	—	2,302	2,289	1,594

Net income (loss) available to common stockholders	$33	$(2,326)	$41	$37	$731

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732

Basic earnings (loss) per common share	$0.26	$(17.18)	$0.21	$0.20	$0.21

DILUTED
Numerator:
Net income attributed to common stockholders	$2,653	$3,291	$3,464	$3,147	$2,902
Less liquidation preference and preferred return on series X preferred stock	—	5,617	1,121	821	577
Less undistributed earnings allocated to participating interests	—	—	131	130	91

Net income (loss) available to common and participating stockholders	$2,653	$(2,326)	$2,212	$2,196	$2,234

Denominator:
Weighted-average common shares outstanding	126,218	135,392	191,166	181,117	3,539,732
Dilutive effect of preferred stock conversion	10,049,572	—	10,049,572	10,049,572	7,279,884
Dilutive effect of stock options	462,724	—	611,913	615,005	682,254

Weighted-average of diluted shares	10,638,514	135,392	10,852,651	10,845,694	11,501,870

Diluted earnings (loss) per common share	$0.25	$(17.18)	$0.20	$0.20	$0.19

Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 23, 2012
Schedule of Convertible Preferred Stock

A schedule of convertible preferred stock is as follows:

SERIES	NUMBER	DATE OF ISSUANCE	ORIGINAL	DIVIDEND PAID
Series A	9,062,741	November 2006	$25,000	$15,868
Series B	986,831	November 2006	2,722	1,728
Series X	607,680	May 2010	5,000	1,064

Total Preferred	10,657,252		32,722	18,660
Common Stock	208,505	various	914	350

Total Capital Stock	10,865,757		$33,636	$19,010

Property and Equipment (Tables)	9 Months Ended
Sep. 23, 2012
Major Classes of Property and Equipment

The major classes of property and equipment at December 26, 2010 and December 25, 2011 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011
Leasehold improvements	$20,703	$34,231
Furniture, fixtures and equipment	13,645	20,554
Construction in progress	3,055	2,929

	37,403	57,714
Less accumulated depreciation	(5,290)	(9,600)

Total property and equipment, net	$32,113	$48,114

Goodwill, Other Assets and Other Intangibles Assets (Tables)	9 Months Ended
Sep. 23, 2012
Major Classes of Goodwill, Other Assets and Other Intangibles Assets along with Related Accumulated Amortization

The major classes of goodwill, other assets and other intangibles assets along with related accumulated amortization at December 26, 2010 and December 25, 2011 are summarized as follows:

	AVERAGE LIFE AT DECEMBER 25, 2011 (YEARS)	2010			2011
		GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT	GROSS AMOUNT	ACCUMULATED AMORTIZATION	NET AMOUNT
Other assets and intangibles assets, net:
Liquor License	Indefinite	$35	$—	$35	$35	$—	$35
Loan origination cost	4.3	898	(741)	157	1,796	(206)	1,590
Lease acquisition cost	12.0	576	(43)	533	729	(84)	645
Other assets	—	577	—	577	922	—	922

Total other assets and intangible assets, net:		$2,086	$(784)	$1,302	$3,482	$(290)	$3,192

Tradename		$21,900	$—	$21,900	$21,900	$—	$21,900

Goodwill		$24,069	$—	$24,069	$24,069	$—	$24,069

Estimated Amortization Expense

The Company’s estimated amortization expense for the following fiscal years is as follows:

	LOAN ORIGINATION COSTS	LEASE ACQUISITION COSTS	TOTAL
2012	$357	$46	$403
2013	359	46	405
2014	361	46	407
2015	364	46	410
2016	149	46	195
Thereafter	—	415	415

	$1,590	$645	$2,235

Long-Term Debt (Tables)	9 Months Ended
Sep. 23, 2012
Long-term debt

Long-term debt at December 26, 2010, December 25, 2011 and September 23, 2012, consists of the following:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Wells Fargo Term A Loan	$2,687	$—	$—
Well Fargo New Unit Term Loan	15,000	—	—
Wells Fargo Working capital revolving line of credit	2,250	—	—
HBK Term B Loan	10,000	—	—
Golub—Term Loan A	—	52,500	4,994
Golub—Revolver	—	2,700	—
Note payable-related party	795	—	—

Total long term debt	30,732	55,200	4,994
Less current maturities	(1,107)	(713)	(775)

Total long term debt, less current maturities	$29,625	$54,487	$4,219

Maturities of Long Term Debt Obligations

Maturities of long-term debt obligations at December 25, 2011 adjusted to give effect to the Amendment and September 23, 2012 are as follows:

MATURITIES OF LONG-TERM DEBT OBLIGATIONS AT	DECEMBER 25, 2011	SEPTEMBER 23, 2012
2012	$713	$713
2013	773	773
2014	773	773
2015	773	773
2016	52,168	1,962

Total long-term debt	$55,200	$4,994

Accrued Liabilities (Tables)	9 Months Ended
Sep. 23, 2012
Major Classes of Accrued Liabilities

The major classes of accrued liabilities at December 26, 2010, December 25, 2011, and September 23, 2012 are summarized as follows:

	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 23, 2012
			(unaudited)
Accrued compensation and related benefits	$1,795	$2,500	$3,794
Sales, property, and liquor taxes	1,586	1,787	2,492
Other accruals	858	1,552	2,697
Deferred gift card revenue	660	846	571
Accrued offering expenses	—	763	—
Accrued interest	163	317	31

Total accrued liabilities	$5,062	$7,765	$9,585

Leases (Tables)	9 Months Ended
Sep. 23, 2012
Future Minimum Rental Commitments Under Non Cancellable Operating Leases, including Option Periods Reasonably Assured of Renewal

At December 25, 2011, the future minimum rental commitments under non-cancellable operating leases, including option periods that are reasonably assured of renewal are as follows:

	RELATED PARTY	UNRELATED PARTIES	TOTAL
Fiscal year ending:
2012	$1,805	$5,610	$7,415
2013	1,832	5,799	7,631
2014	1,901	5,864	7,765
2015	1,956	5,959	7,915
2016	2,012	5,970	7,982
Thereafter	1,442	55,261	56,703

Total minimum lease payments	$10,948	$84,463	$95,411

Minimum and Contingent Rent

Rent expense, excluding real estate taxes, CAM charges, insurance, deferred lease incentives and other expenses related to operating leases for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 consists of the following:

	YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Minimum rent—related parties	$1,622	$1,663	$1,749	$1,312	$1,388
Contingent rent—related parties	420	409	472	181	177

Total rent—related parties	2,042	2,072	2,221	1,493	1,565
Minimum rent—unrelated parties	1,483	2,582	4,028	2,830	4,234
Contingent rent—unrelated parties	82	96	197	389	391

Total rent—unrelated parties	1,565	2,678	4,225	3,219	4,625

Total minimum and contingent rent	$3,607	$4,750	$6,446	$4,712	$6,190

Stock Based Compensation (Tables)	9 Months Ended
Sep. 23, 2012
Stock-Based Compensation Activity and Changes

A summary of stock-based compensation activity and changes during the fiscal year ended December 25, 2011 and for the thirty-nine weeks ended September 23, 2012 is as follows:

	SHARES	WEIGHTED AVERAGE EXERCISE PRICE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEAR)	AGGREGATE INTRINSIC VALUE
Outstanding and expected to vest at December 26, 2010	951,324	$3.95
Granted	54,596	10.84
Exercised	(30,209)	2.76
Forfeited	(5,438)	5.99

Outstanding and expected to vest at December 25, 2011	970,273	$4.36	5.88	$8,161

Exercisable at December 25, 2011	715,142	$3.45	5.39	$6,665

Outstanding and expected to vest at December 25, 2011	970,273	$4.36
Granted	88,297	15.63
Forfeited	(4,621)	8.99

Outstanding and expected to vest at September 23, 2012	1,053,949	$5.28	5.46	$18,387

Exercisable at September 23, 2012	841,121	$3.72	4.79	$15,993

Weighted-Average Assumptions

The weighted-average grant date fair value of options granted was $3.12, $4.17, $5.71 and $6.07 for the years ended December 27, 2009, December 26, 2010, December 25, 2011 and the thirty-nine weeks ended September 23, 2012, respectively, as estimated at the date of grant using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2009	2010	2011	2012
Dividend yield	0%	0%	0%	0%
Expected volatility	44%	44%	44%	44%
Risk-free rate of return	2.42%	3.36%	3.36%	0.68%
Expected life	7 years	7 years	7.5 years	5.4 years

Income Taxes (Tables)	9 Months Ended
Sep. 23, 2012
Provision for Federal Income Taxes

The provision for federal income taxes for the years ended December 27, 2009, December 26, 2010 and December 25, 2011 consisted of the following:

	2009	2010	2011
Current income tax expense
Federal	$—	$—	$—
State	195	210	436

Total current income tax expense	195	210	436
Deferred income tax expense
Federal	882	1,006	755
State	—	212	443

Total deferred income tax expense	882	1,218	1,198

Total income tax expense	$1,077	$1,428	$1,634

Deferred Income Tax Assets (liabilities)

Temporary differences between the tax and financial reporting basis of assets and liabilities that give rise to the deferred income tax assets (liabilities) and their related tax effects at December 26, 2010 and December 25, 2011 are as follows:

	2010	2011
Deferred tax assets:
Net operating loss carryforwards	$3,635	$5,997
Accrued liabilities	170	417
General business credits	2,098	3,144
Stock-based compensation	313	443
Other	62	91

Total deferred tax assets	6,278	10,092
Deferred tax liability:
Intangibles	(3,937)	(5,037)
Prepaid expenses	(194)	(199)
Property and equipment	(3,539)	(7,295)
Other	(111)	(262)

Total deferred tax liabilities	(7,781)	(12,793)

Net deferred liabilities	$(1,503)	$(2,701)

Net Operating Loss Carry Forward

The Company’s net operating loss carry forward of $17,602 at December 25, 2011 will expire in 2031. As of December 25, 2011, the Company has tax credits of $3,144 expiring in 2031. The following is a table showing the net operating loss by year of expiration:

YEAR CREATED	NET OPERATING LOSS	YEAR EXPIRING
2006	$458	2026
2007	2,441	2027
2008	4,293	2028
2009	2,883	2029
2010	3,144	2030
2011	4,383	2031

	$17,602

Effective Income Tax (Benefit) Expense Differs from Federal Statutory Tax Expense

The effective income tax (benefit) expense differs from the federal statutory tax expense for the fiscal years ended December 27, 2009, December 26, 2010 and December 25, 2011 and for the thirty-nine weeks ended September 25, 2011 and September 23, 2012 as follows:

	FISCAL YEAR ENDED			THIRTY-NINE WEEKS ENDED
	DECEMBER 27, 2009	DECEMBER 26, 2010	DECEMBER 25, 2011	SEPTEMBER 25, 2011	SEPTEMBER 23, 2012
				(unaudited)	(unaudited)
Expected income tax expense	$1,255	$1,604	$1,733	$1,494	$1,409
State tax expense, net of federal benefits	98	278	580	130	288
Non-deductible compensation	244	273	354	233	266
FICA tip credit	(576)	(706)	(1,040)	(656)	(783)
Other	56	(21)	7	47	63

Income tax expense	$1,077	$1,428	$1,634	$1,248	$1,243

Summary of Significant Accounting Policies (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended			9 Months Ended				1 Months Ended	9 Months Ended
	Sep. 23, 2012 Segment State Restaurants	Sep. 25, 2011	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants	Sep. 23, 2012 Minimum Leasehold Improvements	Sep. 23, 2012 Minimum Furniture Fixtures And Equipment	Sep. 23, 2012 Maximum Leasehold Improvements	Sep. 23, 2012 Maximum Furniture Fixtures And Equipment	Jul. 27, 2012 IPO	Sep. 23, 2012 IPO	Jul. 27, 2012 IPO Grants To Non Executive Employees
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of restaurant	38		31	23	17
Number of states	8
Sale of stock 2012 IPO (in shares)			10,865,757							6,708,332
Shares issued to cover over allotment												874,999
Net proceeds from the offering stock	$ 81,104,000	$ 83,000	$ 183,000	$ 5,351,000	$ 200,000						$ 78,100,000
Estimated offering expenses											9,100,000
Repayment of credit facilities	79,400,000
Total outstanding debt under the credit facility	5,000,000
Common stock shares authorized	60,000,000		11,818,345	11,818,345						11,818,345	60,000,000
Common stock par value	$ 0.01		$ 0.01	$ 0.01							$ 0.01
Preferred stock authorized shares	15,000,000		10,657,252	10,657,252						9,017,217	15,000,000
Preferred stock share par value	$ 0.01		$ 0.01	$ 0.01							$ 0.01
Estimated useful lives						5 years	3 years	20 years	7 years
Long-term debt, carrying value	4,994,000		55,200,000	30,732,000
Long-term debt, fair value				31,235,000
Change in fair value of long term debt				503,000
Marketing expense	$ 954,000	$ 733,000	$ 964,000	$ 655,000	$ 533,000
Number of reporting segment	1

Earnings Per Share (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011 Stock Option	Dec. 26, 2010 Stock Option	Dec. 27, 2009 Stock Option
Earnings Per Share Basic And Diluted By Common Class Including Two Class Method [Line Items]
Original investment to be deducted for basic earning per share computation	$ 5,000
Annualized preferred return	20.00%
Options outstanding excluded from EPS calculation		0	50,026	50,026

Earnings Per Share (Computation Of Basic And Diluted Earnings Per Share) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Numerator:
Net income	$ 2,902	$ 3,147	$ 3,464	$ 3,291	$ 2,653
Less liquidation preference and preferred return on series X preferred stock	577	821	1,121	5,617
Less undistributed earnings allocated to participating interests	1,594	2,289	2,302		2,620
Net income (loss) available to common stockholders	731	37	41	(2,326)	33
Less undistributed earnings allocated to participating interests	91	130	131
Net income (loss) available to common and participating stockholders	$ 2,234	$ 2,196	$ 2,212	$ (2,326)	$ 2,653
Denominator:
Weighted-average common shares outstanding	3,539,732	181,117	191,166	135,392	126,218
Basic earnings (loss) per common share	$ 0.21	$ 0.2	$ 0.21	$ (17.18)	$ 0.26
Weighted-average common shares outstanding	3,539,732	181,117	191,166	135,392	126,218
Dilutive effect of preferred stock conversion	7,279,884	10,049,572	10,049,572		10,049,572
Dilutive effect of stock options	682,254	615,005	611,913		462,724
Weighted-average of diluted shares	11,501,870	10,845,694	10,852,651	135,392	10,638,514
Diluted earnings (loss) per common share	$ 0.19	$ 0.2	$ 0.2	$ (17.18)	$ 0.25

Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Jun. 15, 2011	May 31, 2011	Sep. 23, 2012	Dec. 25, 2011	Dec. 25, 2011 Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series A Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series B Convertible Preferred Stock	May 31, 2010 Convertible Preferred Stock Series X Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series X Convertible Preferred Stock	Sep. 23, 2012 Common Stock	Dec. 25, 2011 Common Stock
NUMBER				10,865,757	10,657,252	9,062,741	986,831	607,680	607,680	6,708,332	208,505
DATE OF ISSUANCE						November 2006	November 2006		May 2010		various
ORIGINAL			$ 78,092	$ 33,636	$ 32,722	$ 25,000	$ 2,722	$ 5,000	$ 5,000	$ 67	$ 914
DIVIDEND PAID	$ 53	$ 19,010		$ 19,010	$ 18,660	$ 15,868	$ 1,728		$ 1,064		$ 350

Convertible Preferred Stock (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 15, 2011	May 31, 2011	Sep. 23, 2012	Dec. 25, 2011	May 25, 2011
Special dividend declared and paid, per share					$ 1.75
Special dividend declared and paid	$ 53	$ 19,010		$ 19,010
Share repurchase date			Apr 6, 2012
Stock repurchase			1,655,662
Stock repurchase, total			22,474
Convertible preferred stock,shares issued upon conversion			1
Minimum
Net proceeds from conversion of convertible preferred stock			25,000
Common Stock
Special dividend declared and paid				$ 350
Stock repurchase			15,627
Preferred Stock
Stock repurchase			1,640,035

Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Property, Plant and Equipment [Line Items]
Leasehold improvements		$ 34,231	$ 20,703
Furniture, fixtures and equipment		20,554	13,645
Construction in progress		2,929	3,055
Total property and equipment, gross		57,714	37,403
Less accumulated depreciation		(9,600)	(5,290)
Total property and equipment, net	$ 63,576	$ 48,114	$ 32,113

Property and Equipment (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 4,407	$ 2,706	$ 1,535

Goodwill Other Assets and Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Sep. 23, 2012
Intangible Assets Goodwill And Other Assets [Line Items]
Gross amount, loan origination cost	$ 1,796	$ 898
Accumulated amortization, loan origination cost	(206)	(741)
Net amount, loan origination cost	1,590	157
Gross amount, lease acquisition cost	729	576
Accumulated amortization, lease acquisition cost	(84)	(43)
Net amount, lease acquisition cost	645	533
Gross amount, other assets	922	577
Accumulated amortization, other assets
Net amount, other assets	922	577
Gross amount, Total other assets and intangible assets, net	3,482	2,086
Accumulated amortization, Total other assets and intangible assets, net	(290)	(784)
Net amount, Total other assets and intangible assets, net	3,192	1,302	2,082
Indefinite lived intangible asset	21,900	21,900	21,900
Goodwill	24,069	24,069	24,069
Loan Processing Fee
Intangible Assets Goodwill And Other Assets [Line Items]
Deferred cost amortization period	4 years 3 months 18 days
Lease Acquisition Costs
Intangible Assets Goodwill And Other Assets [Line Items]
Lease acquisition cost, amortization period	12 years
Liquor Licenses
Intangible Assets Goodwill And Other Assets [Line Items]
Indefinite lived intangible assets useful life	Indefinite
Net amount, Indefinite lived intangible asset	$ 35	$ 35

Goodwill Other Assets and Other Intangible Assets ( Narratives) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Intangible Assets Goodwill And Other Assets [Line Items]
Amortization expense	$ 404	$ 214	$ 202

Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Finite-Lived Intangible Assets [Line Items]
2012	$ 403
2013	405
2014	407
2015	410
2016	195
Thereafter	415
Finite-Lived Intangible Assets, Net, Total	2,235
Loan Processing Fee
Finite-Lived Intangible Assets [Line Items]
2012	357
2013	359
2014	361
2015	364
2016	149
Finite-Lived Intangible Assets, Net, Total	1,590
Lease Acquisition Costs
Finite-Lived Intangible Assets [Line Items]
2012	46
2013	46
2014	46
2015	46
2016	46
Thereafter	415
Finite-Lived Intangible Assets, Net, Total	$ 645

Long-Term Debt (Long-Term Debt Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Debt Instrument [Line Items]
Long term debt	$ 4,994	$ 55,200	$ 30,732
Less current maturities	(775)	(713)	(1,107)
Total long term debt, less current maturities	4,219	54,487	29,625
Related Parties
Debt Instrument [Line Items]
Long term debt			795
Wells Fargo Term A Loan
Debt Instrument [Line Items]
Long term debt			2,687
Wells Fargo New Unit Term Loan
Debt Instrument [Line Items]
Long term debt			15,000
Wells Fargo Credit Facility
Debt Instrument [Line Items]
Long term debt			2,250
HBK Term B Loan
Debt Instrument [Line Items]
Long term debt			10,000
Golub Term Loan A
Debt Instrument [Line Items]
Long term debt	4,994	52,500
Revolver
Debt Instrument [Line Items]
Long term debt		$ 2,700

Long-Term Debt (Narrative) (Detail) (USD $)	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010
Debt Instrument [Line Items]
Payments under line of credit	$ 4,950,000	$ 2,250,000	$ 3,250,000	$ 1,750,000
Dividend payments		19,010,000	19,010,000
Write off of unamortized loan origination fees	1,581,000
Advisory agreement termination fee	2,000,000
Proceeds from loan allocated to repurchase shares	22,474,000
Share repurchase, shares	1,655,662
Stock repurchase closing date	Apr 6, 2012
Unused commitment under credit facility	10,500,000
Remaining loan origination cost to be amortized	100,000
Common And Preferred Stock
Debt Instrument [Line Items]
Dividend payments		19,000,000	19,000,000
IPO
Debt Instrument [Line Items]
Repayment of credit facility	79,400,000
Related Parties
Debt Instrument [Line Items]
Debt instrument maturity date	2011-11
Debt instrument interest rate	15.00%
Debt instrument initiation date	Sep 1, 2009
Related Parties | Monthly
Debt Instrument [Line Items]
Principal and interest payments	78,000
Wells Fargo Credit Facility
Debt Instrument [Line Items]
Number of loans	2
Payments under line of credit	20,800,000
Lenders' Expenses	1,600,000
Reserve for dividend and bonus payment	20,000,000
Wells Fargo Term A Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	5,000,000
Number of notes				2
Wells Fargo Term A Loan | Note One | Prime Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.25%
Wells Fargo Term A Loan | Notes Two | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.00%
Wells Fargo New Unit Term Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	15,000,000
Commitment fee on unused portion of credit facility				0.50%
Wells Fargo New Unit Term Loan | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.75%
Wells Fargo Revolver
Debt Instrument [Line Items]
Number of loans				2
Commitment fee on unused portion of credit facility				0.50%
Letters of credit		5,000,000		5,000,000
Debt instrument maturity date				2011-11
Wells Fargo Revolver | Term Loan One | Base Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.25%
Wells Fargo Revolver | Term Loan Two | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				8.00%
HBK Term B Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	10,000,000
Payments under line of credit	10,100,000
HBK Term B Loan | Libor Rate
Debt Instrument [Line Items]
Percentage points added to reference rate				14.00%
Senior Secured Credit Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	67,500,000
Line of credit initiation date	May 24, 2011
Write off of unamortized loan origination fees	78,000
Payment for loan origination costs	1,800,000
Management Bonus
Debt Instrument [Line Items]
Bonus payments		1,000,000	1,000,000
Senior Secured Credit Facility Revolver
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	5,000,000
Letters of credit	500,000
Credit facility maturity date	May 24, 2016
Golub Term Loan A
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	52,500,000
Credit facility maturity date	May 24, 2016
Line of credit periodic principal payments	131,000
Line of credit first required payment date	Dec 31, 2011
Delayed Draw Term Loan
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	10,000,000
Commitment fee on unused portion of credit facility	0.50%
Line of credit initiation date	May 24, 2013
Credit facility maturity date	May 24, 2016
Days notice to lender	30 days
Incremental Term Loan
Debt Instrument [Line Items]
Number of loans	4
Days notice to lender	30 days
Increment in Term Loan Capacity	5,000,000
Incremental Term Loan | Maximum
Debt Instrument [Line Items]
Increment in Term Loan Capacity	20,000,000
Senior Secured Credit Facility Amendment Term A Loan
Debt Instrument [Line Items]
Credit facility amendment date	Mar 21, 2012
Additional draw on loan	25,000,000
Line of credit facility periodic payment	194,000
Estimated fees and expenses	575,000
Repurchase offer date	Mar 8, 2012
Senior Secured Credit Facility Amendment Term A Loan | Pre Amended Line Of Credit
Debt Instrument [Line Items]
Line of credit facility outstanding	52,369,000
Senior Secured Credit Facility Amendment Term A Loan | Amended Line Of Credit
Debt Instrument [Line Items]
Line of credit facility outstanding	$ 77,369,000

Long-Term Debt (Maturities of Long-Term Debt Obligations) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Long Term Debt Maturities Repayments Of Principal [Line Items]
Total long-term debt	$ 4,994	$ 55,200	$ 30,732
Senior Secured Credit Facility
Long Term Debt Maturities Repayments Of Principal [Line Items]
2012	713	713
2013	773	773
2014	773	773
2015	773	773
2016	1,962	52,168
Total long-term debt	$ 4,994	$ 55,200

Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010
Accrued Liabilities [Line Items]
Accrued compensation and related benefits	$ 3,794	$ 2,500	$ 1,795
Sales, property, and liquor taxes	2,492	1,787	1,586
Other accruals	2,697	1,552	858
Deferred gift card revenue	571	846	660
Accrued offering expenses		763
Accrued interest	31	317	163
Total accrued liabilities	$ 9,585	$ 7,765	$ 5,062

Leases (Narrative) (Detail) (USD $)	Dec. 25, 2011	Dec. 25, 2011 Non Related Party	Dec. 25, 2011 Subsequent Event Lease	Dec. 25, 2011 Subsequent Event Non Related Party	Sep. 23, 2012 Minimum	Sep. 23, 2012 Maximum
Operating Leased Assets [Line Items]
Initial lease terms			15 years		10 years	20 years
lease terms Renewal					5 years	20 years
Lease expiry period					2016	2032
Number of leased properties			12
Future minimum lease payment			$ 2,500,000
Future minimum lease payment in 2012	7,415,000	5,610,000		6,100,000
Future minimum lease payment in 2013	7,631,000	5,799,000		8,300,000
Future minimum lease payment in 2014	7,765,000	5,864,000		8,300,000
Future minimum lease payment in 2015	7,915,000	5,959,000		8,300,000
Future minimum lease payment in 2016	7,982,000	5,970,000		8,300,000
Future minimum lease payment thereafter	$ 56,703,000	$ 55,261,000		$ 88,700,000

Future Minimum Rental Commitment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	$ 7,415
2013	7,631
2014	7,765
2015	7,915
2016	7,982
Thereafter	56,703
Total minimum lease payments	95,411
Related Parties
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	1,805
2013	1,832
2014	1,901
2015	1,956
2016	2,012
Thereafter	1,442
Total minimum lease payments	10,948
Non Related Party
Schedule Of Future Minimum Rental Payments For Operating Leases [Line Items]
2012	5,610
2013	5,799
2014	5,864
2015	5,959
2016	5,970
Thereafter	55,261
Total minimum lease payments	$ 84,463

Rent Expense Excluding Real Estate Taxes CAM Charges Insurance Deferred Lease Incentives and Other Expenses Related to Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Minimum And Contingent Rental Expense [Line Items]
Total minimum and contingent rent expense	$ 6,190	$ 4,712	$ 6,446	$ 4,750	$ 3,607
Related Parties
Minimum And Contingent Rental Expense [Line Items]
Minimum rent expense	1,388	1,312	1,749	1,663	1,622
Contingent rent expense	177	181	472	409	420
Total minimum and contingent rent expense	1,565	1,493	2,221	2,072	2,042
Non Related Party
Minimum And Contingent Rental Expense [Line Items]
Minimum rent expense	4,234	2,830	4,028	2,582	1,483
Contingent rent expense	391	389	197	96	82
Total minimum and contingent rent expense	$ 4,625	$ 3,219	$ 4,225	$ 2,678	$ 1,565

Employee Benefit Plan (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Employee Benefit Plans [Line Items]
Contributions relating to the 401(k) Plan	$ 80	$ 50	$ 60

Stock-Based Compensation (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation	$ 252	$ 263	$ 352	$ 310	$ 235
Estimated fair value of the common stock, per share	$ 22.73		$ 12.77
Weighted-average grant date fair value of options granted	$ 6.07		$ 5.71	$ 4.17	$ 3.12
Total unrecognized compensation costs	877		607
Immediately recognized unrecognized compensation costs	$ 682		$ 607
2006 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options granted on the first anniversary of the date of grant, percentage	20.00%
Options granted on the second anniversary of the date of grant, percentage	20.00%
Options granted on the third anniversary of the date of grant, percentage	20.00%
Options granted on the fourth anniversary of the date of grant, percentage	20.00%
Options granted on the fifth anniversary of the date of grant, percentage	20.00%
2006 Plan | Pre Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,004,957
2006 Plan | Amended Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	1,070,209
2012 Omnibus Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term	10 years
Options granted on the first anniversary of the date of grant, percentage	20.00%
Options granted on the second anniversary of the date of grant, percentage	20.00%
Options granted on the third anniversary of the date of grant, percentage	20.00%
Options granted on the fourth anniversary of the date of grant, percentage	20.00%
Options granted on the fifth anniversary of the date of grant, percentage	20.00%
Shares of common stock are reserved and available for issuance	1,250,000

Stock-Based Compensation (Summary Of Stock-Based Compensation Activity) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011
Number of shares
Outstanding and expected to vest, Beginning	970,273	951,324
Granted	88,297	54,596
Exercised		(30,209)
Forfeited	(4,621)	(5,438)
Outstanding and expected to vest, Ending	1,053,949	970,273
Exercisable	841,121	715,142
WEIGHTED AVERAGE EXERCISE PRICE
Outstanding and expected to vest, Beginning	$ 4.36	$ 3.95
Granted	$ 15.63	$ 10.84
Exercised		$ 2.76
Forfeited	$ 8.99	$ 5.99
Outstanding and expected to vest, Ending	$ 5.28	$ 4.36
Exercisable	$ 3.72	$ 3.45
WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEAR)
Outstanding and expected to vest	5 years 5 months 16 days	5 years 10 months 17 days
Exercisable	4 years 9 months 15 days	5 years 4 months 21 days
AGGREGATE INTRINSIC VALUE
Outstanding and expected	$ 18,387	$ 8,161
Exercisable	$ 15,993	$ 6,665

Stock-Based Compensation (Weighted-Average Assumptions) (Detail)	9 Months Ended	12 Months Ended
	Sep. 23, 2012	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Schedule Of Stock Options [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Expected volatility	44.00%	44.00%	44.00%	44.00%
Risk-free rate of return	0.68%	3.36%	3.36%	2.42%
Expected life	5 years 4 months 24 days	7 years 6 months	7 years	7 years

Provision for Federal Income taxes (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Current income tax expense
Federal
State			436	210	195
Total current income tax expense			436	210	195
Deferred income tax expense
Federal			755	1,006	882
State			443	212
Total deferred income tax expense	889	997	1,198	1,218	882
Income tax expense	$ 1,243	$ 1,248	$ 1,634	$ 1,428	$ 1,077

Deferred Income Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 25, 2011	Dec. 26, 2010
Deferred tax assets:
Net operating loss carryforwards	$ 5,997	$ 3,635
Accrued liabilities	417	170
General business credits	3,144	2,098
Stock-based compensation	443	313
Other	91	62
Total deferred tax assets	10,092	6,278
Deferred tax liability:
Intangibles	(5,037)	(3,937)
Prepaid expenses	(199)	(194)
Property and equipment	(7,295)	(3,539)
Other	(262)	(111)
Total deferred tax liabilities	(12,793)	(7,781)
Net deferred liabilities	$ (2,701)	$ (1,503)

Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 25, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 17,602
Net operating loss carry forward, expiration date	2031
Tax credits	$ 3,144
Tax credits, expiration date	2031

Net Operating Loss by Year of Expiration (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 25, 2011
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 17,602
Year expiring	2031
2006
Operating Loss Carryforwards [Line Items]
Net operating loss	458
Year expiring	2026
2007
Operating Loss Carryforwards [Line Items]
Net operating loss	2,441
Year expiring	2027
2008
Operating Loss Carryforwards [Line Items]
Net operating loss	4,293
Year expiring	2028
2009
Operating Loss Carryforwards [Line Items]
Net operating loss	2,883
Year expiring	2029
2010
Operating Loss Carryforwards [Line Items]
Net operating loss	3,144
Year expiring	2030
2011
Operating Loss Carryforwards [Line Items]
Net operating loss	$ 4,383
Year expiring	2031

Effective Income Tax Benefit (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009
Reconciliation Of Effective Income Tax Rate [Line Items]
Expected income tax expense	$ 1,409	$ 1,494	$ 1,733	$ 1,604	$ 1,255
State tax expense, net of federal benefits	288	130	580	278	98
Non-deductible compensation	266	233	354	273	244
FICA tip credit	(783)	(656)	(1,040)	(706)	(576)
Other	63	47	7	(21)	56
Income tax expense	$ 1,243	$ 1,248	$ 1,634	$ 1,428	$ 1,077

Commitments and Contingencies (Narratives) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 21, 2012	Sep. 23, 2012 Restaurants	Sep. 25, 2011	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants
Commitments And Contingencies [Line Items]
Number of restaurant		38		31	23	17
Payments to Sponsor		$ 94	$ 281	$ 373	$ 375	$ 383
Termination payment to Sponsor to terminate its advisory agreement	2,000
Annually
Commitments And Contingencies [Line Items]
Payments to Sponsor		350
Lease Commitment [Member]
Commitments And Contingencies [Line Items]
Number of restaurant				4
Ground-up prototype | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
Ground-up prototype | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				2,500
New unit builds | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
New unit builds | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				2,500
Retail end cap locations | Minimum
Commitments And Contingencies [Line Items]
Capital expenditures				2,000
Retail end cap locations | Maximum
Commitments And Contingencies [Line Items]
Capital expenditures				$ 2,500

Related Party Transactions (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended					12 Months Ended	1 Months Ended	12 Months Ended
	Sep. 23, 2012	Sep. 25, 2011	Dec. 25, 2011	Dec. 26, 2010	Dec. 27, 2009	Dec. 31, 2009	Sep. 23, 2012 Corporate Office Location	Sep. 23, 2012 Restaurants Location	Jun. 30, 2011 Chief Executive Officer	Dec. 26, 2010 Chief Executive Officer	Dec. 26, 2010 Chief Executive Officer Principal	Dec. 26, 2010 Chief Executive Officer Interest Portion	Dec. 31, 2010 Ted Zapp, Vice President of Operations	Dec. 31, 2010 Sharon Russell, Chief Administrative Officer	Dec. 31, 2010 Michael Hatcher, Vice President of Real Estate and Development	Apr. 30, 2009 Frank Biller, Vice President of Operations, Southeast Region	Aug. 15, 2011 Chief Financial Officer	Dec. 25, 2011 Convertible Preferred Stock	May 31, 2010 Convertible Preferred Stock Series X Convertible Preferred Stock	Dec. 25, 2011 Convertible Preferred Stock Series X Convertible Preferred Stock
Related Party Transaction [Line Items]
Shares sold			10,865,757										9,969	9,969	4,984	33,411	8,489	10,657,252	607,680	607,680
Shares sold, aggregate purchase price	$ 78,092		$ 33,636										$ 100	$ 100	$ 50	$ 200	$ 100	$ 32,722	$ 5,000	$ 5,000
Number of leased locations owned by Founders							1	6
Acquisition contingent payment						3,782
Purchase price allocated to property and equipment						410
Purchase price allocated to goodwill						3,372
Management fees received	30	30	40	40	53
Note receivable from related party, interest rate										8.00%
Note receivable from related party										114	107	7
Interest paid to related party									$ 10
Shares sold, price per share													$ 10.04	$ 10.04	$ 10.04	$ 5.99	$ 11.78

Settlement With Former Director (Narrative) (Detail) (Director, USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 25, 2011
Director
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Settlement paid		$ 175,000
Special dividend		53,000
Settlement Period		June 16, 2011
Repurchase of shares	30,209
Put option exercise price per share	$ 14.48
Fair value, common stock subject to put option including settlement expense	426,000		426,000
Settlement expense	70,000
Fair value, common stock subject to put option	356,000
Fair value, common stock subject to put option	$ 11.78
Fair value of redemption value			432,000
Fair value of redemption value, accrued			$ 6,000

Deferred Compensation (Narrative) (Detail) (Deferred Bonus)	9 Months Ended
Sep. 23, 2012
Deferred Bonus
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Bonuses payable period	A two- to three-year period
Required employment period	Two years

Reverse Stock Split (Narrative) (Detail)	1 Months Ended
Jul. 11, 2012 Ratio
Class of Stock [Line Items]
Reverse stock split ratio	2.7585470602

Subsequent Events (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				9 Months Ended	1 Months Ended			1 Months Ended
	Sep. 23, 2012 Restaurants	Dec. 25, 2011 Restaurants	Dec. 26, 2010 Restaurants	Dec. 27, 2009 Restaurants	Sep. 23, 2012 Subsequent Event Restaurants	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility Letter of Credit Maximum	Nov. 30, 2012 Subsequent Event Secured Revolving Credit Facility Libor Rate	Nov. 30, 2012 Subsequent Event Previous Credit Facility
Subsequent Event [Line Items]
Number of new restaurant					2
Number of restaurant	38	31	23	17	40
Secured revolving credit facility						$ 25,000
Borrowed under credit facility						5,000
Secured revolving credit facility, outstanding							5,000
Percentage points added to reference rate								1.00%
Write off of unamortized loan origination fees	1,581								91
Loan origination cost						$ 200